    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2003

                                                      REGISTRATION NOS.: 2-71559
                                                                        811-3162
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A
                              REGISTRATION STATEMENT
                         UNDER THE SECURITIES ACT OF 1933                    /X/
                           PRE-EFFECTIVE AMENDMENT NO.                       / /
                         POST-EFFECTIVE AMENDMENT NO. 26                     /X/
                                      AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               /X/
                                AMENDMENT NO. 27                             /X/

                                ----------------

                          ACTIVE ASSETS TAX-FREE TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                BARRY FINK, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                          MAYER, BROWN, ROWE & MAW LLP
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

               immediately upon filing pursuant to paragraph (b)
     -------
        X      on August 29, 2003 pursuant to paragraph (b)
     -------
               60 days after filing pursuant to paragraph (a)
     -------
               on (date) pursuant to paragraph (a)(2) of rule 485
     -------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           [MORGAN STANLEY LOGO]

Active Assets -- Money Trust
            Tax-Free Trust
            California Tax-Free Trust
            Government Securities Trust


FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE ASSETS ACCOUNT-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS AND TO OTHER INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH MORGAN STANLEY DW INC.



FOR INFORMATION ON THE ACTIVE ASSETS ACCOUNT OR BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ THE RESPECTIVE CLIENT ACCOUNT AGREEMENT AND/OR CALL
(800) 869-3326 (FOR THE ACTIVE ASSETS ACCOUNT PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).



                                                    Prospectus - August 29, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

Eligible
Investors/Overview        ............................................................     1

The Funds
Active Assets
Money Trust               INVESTMENT OBJECTIVES.......................................     2
                          PRINCIPAL INVESTMENT STRATEGIES.............................     2
                          PRINCIPAL RISKS.............................................     2
                          PAST PERFORMANCE............................................     3
                          FEES AND EXPENSES...........................................     4
Active Assets
Tax-Free Trust            INVESTMENT OBJECTIVE........................................     5
                          PRINCIPAL INVESTMENT STRATEGIES.............................     5
                          PRINCIPAL RISKS.............................................     5
                          PAST PERFORMANCE............................................     6
                          FEES AND EXPENSES...........................................     7
Active Assets
California
Tax-Free Trust            INVESTMENT OBJECTIVE........................................     8
                          PRINCIPAL INVESTMENT STRATEGIES.............................     8
                          PRINCIPAL RISKS.............................................     8
                          PAST PERFORMANCE............................................     9
                          FEES AND EXPENSES...........................................    10

Active Assets
Government
Securities Trust          INVESTMENT OBJECTIVES.......................................    11
                          PRINCIPAL INVESTMENT STRATEGIES.............................    11
                          PRINCIPAL RISKS.............................................    12
                          PAST PERFORMANCE............................................    12
                          FEES AND EXPENSES...........................................    13

Fund Management           ............................................................    14

Shareholder Information   PRICING FUND SHARES.........................................    15
                          HOW ARE FUND INVESTMENTS MADE?..............................    15
                          HOW ARE FUND SHARES SOLD?...................................    16
                          DISTRIBUTIONS...............................................    18
                          TAX CONSEQUENCES............................................    18

Financial Highlights      ............................................................    20

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Eligible Investors/Overview


Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund") are four separate money market funds offered exclusively to:
(i) participants in the Active Assets Account-Registered Trademark- or BusinesScape-SM- financial service programs offered by Morgan Stanley DW Inc. ("Morgan Stanley DW") (the "Financial Service Programs"); and (ii) other investors who have a brokerage account with Morgan Stanley DW. (Morgan Stanley DW is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' Investment Manager.)



Participants in the Financial Service Programs are offered a Morgan Stanley DW brokerage account that is linked to the Funds, as well as to Active Assets Institutional Money Trust and Active Assets Institutional Government Securities Trust (other money market funds participating in the Financial Service Programs), a debit card, checkwriting privileges, direct deposit service, online account access, and, in the case of the Active Assets Account program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.



There are annual fees for participating in the Active Assets Account and the BusinesScape Financial Service Programs. Please refer to the respective client account agreement for details. At any time, Morgan Stanley DW may change the annual fee charged and the services provided under the Financial Service Programs. Based on your account type, overall level of assets and investments, you may potentially qualify for preferred pricing and other benefits. Please speak to your Morgan Stanley Financial Advisor for more information. For details on the Financial Service Programs, please read the client account agreement for each program.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
The Funds
Active Assets Money Trust

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The Fund's investments include the following money market instruments:

                           - Commercial paper.

                           - Corporate obligations.

                           - Debt obligations of U.S.-regulated banks and
                             instruments secured by those obligations. These investments include certificates of deposit.

                           - Certificates of deposit of savings banks and
                             savings and loan associations.

                           - Debt obligations issued or guaranteed as to
                             principal and interest by the U.S. government, its agencies or its instrumentalities.

                           - Repurchase agreements, which may be viewed as a
                             type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness.

In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Foreign Money Market Securities. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns. This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993 2.80%
1994 3.87%
1995 5.72%
1996 5.19%
1997 5.32%
1998 5.28%
1999 4.88%
2000 6.09%
2001 4.15%
2002 1.46%


Year-to-date total return information as of June 30, 2003 was 0.44%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.55% (quarter ended September 30, 2000) and the lowest return for a calendar quarter was 0.31% (quarter ended December 31, 2002).


Average Annual Total Returns. This table compares the Fund's average annual total returns.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Money Trust                1.46%         4.36%          4.47%
-----------------------------------------------------------------------------


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2003.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

                            ANNUAL FUND OPERATING EXPENSES
                            ----------------------------------------------------


 Management fee                                               0.26%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.05%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.41%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR           3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------
   $42            $132            $230            $518
---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets Tax-Free Trust

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.

                           The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.

The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objective.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns. This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993 1.99%
1994 2.38%
1995 3.36%
1996 2.98%
1997 3.14%
1998 2.95%
1999 2.74%
2000 3.57%
2001 2.33%
2002 0.99%


Year-to-date total return information as of June 30, 2003 was 0.33%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.24% (quarter ended September 30, 2002).


Average Annual Total Returns. This table compares the Fund's average annual total returns.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Tax-Free Trust             0.99%         2.51%          2.64%
-----------------------------------------------------------------------------


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2003.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.36%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.02%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.48%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR           3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------
   $49            $154            $269            $604
---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets California Tax-Free Trust

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objective.

Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns. This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993 1.72%
1994 2.20%
1995 3.10%
1996 2.73%
1997 2.88%
1998 2.58%
1999 2.35%
2000 2.90%
2001 1.86%
2002 0.80%


Year-to-date total return as of June 30, 2003 was 0.25%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.18% (quarter ended September 30, 2002).

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2003.

[End Sidebar]

Average Annual Total Returns. This table compares the Fund's average annual total returns.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets California Tax-Free
 Trust                                  0.80%        2.10%          2.31%
-----------------------------------------------------------------------------


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.47%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.03%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.60%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
$61     $192     $335      $750
----------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets Government Securities Trust

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund will invest in high quality, short-term U.S. government securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


                           The U.S. government securities that the Fund may purchase include:


                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

                           - Securities issued by agencies and instrumentalities
                             which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives.

Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns. This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993 2.57%
1994 3.61%
1995 5.40%
1996 4.89%
1997 4.99%
1998 4.96%
1999 4.58%
2000 5.82%
2001 3.77%
2002 1.25%


Year-to-date total return information as of June 30, 2003 was 0.35%.


During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.27% (quarter ended December 31, 2002).

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2003.

[End Sidebar]

Average Annual Total Returns. This table compares the Fund's average annual total returns.


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Government
 Securities Trust                         1.25%         4.07%          4.18%
-----------------------------------------------------------------------------


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

                            ANNUAL FUND OPERATING EXPENSES
                            ----------------------------------------------------


 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.42%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.03%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.55%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
$56     $176     $307     $689
----------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $115 billion in assets under management as of July 31, 2003.

[End Sidebar]
Fund Management


Each Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY, 10020. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.



                           Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on each Fund's average daily net assets. For the fiscal year ended June 30, 2003, each Fund accrued total compensation to the Investment Manager as follows:



                                                                 INVESTMENT MANAGEMENT
                                                                      FEE ACCRUED
                                                                  (AS A PERCENT OF THE
           FUND                                                FUND'S AVERAGE NET ASSETS)
           ------------------------------------------------------------------------------
            Active Assets Money Trust                                    0.26%
           ------------------------------------------------------------------------------
            Active Assets Tax-Free Trust                                 0.36%
           ------------------------------------------------------------------------------
            Active Assets California Tax-Free Trust                      0.47%
           ------------------------------------------------------------------------------
            Active Assets Government Securities Trust                    0.42%
           ------------------------------------------------------------------------------

[Sidebar]


CONTACTING A
FINANCIAL ADVISOR
If you are new to the MorganStanley Funds and would like to contact a Morgan Stanley Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds

[End Sidebar]
Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------
                           PARTICIPANTS:

                           Cash balances in your Financial Service Program account (through the Active Assets Account or the BusinesScape programs) that are not invested in securities will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). You may select any fund offered for investment to Financial Service Program participants, including the Funds, Active Assets Institutional Money Trust and Active Assets Institutional Government Securities Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. Alternatively, if you are a participant in the Active Assets Account program, you may choose to have your cash balances deposited in a federally insured bank account designated by Morgan Stanley DW rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.


Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances, or withdrawals, and any checks written against the account.

Dividends are not earned until the next business day following the purchase of Fund shares.

If you make a cash payment into your account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the account will be credited until federal or other immediately available funds become available to the account.


There is no minimum investment amount for participants, although the current minimum initial deposit into an Active Assets Account is $5,000 in cash or securities and $20,000 in cash or securities for a BusinesScape account.


NON-PARTICIPANTS:
To invest in any of the Funds, contact your Morgan Stanley Financial Advisor. Your Financial Advisor will assist you step-by-step with the procedures to invest in a Fund. The minimum investment amount is $5,000 for initial investments. We may offer reduced minimums or automatic investment options for investors that have certain brokerage accounts held with Morgan Stanley DW. Fund shares are purchased at the next share price calculated after we receive your purchase order (accompanied by federal or other immediately available funds).

Non-Participants considering investing in any of the Funds should recognize that the Funds have been created specifically for the Financial Service Programs and, as such, the Funds do not offer typical money market fund features, such as checkwriting privileges, to non-Participants. (We do offer other comparable money market funds that have these features. For more information, call your Morgan Stanley Financial Advisor.

PLAN OF DISTRIBUTION:
Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------
PARTICIPANTS:
AUTOMATIC SALES. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.

VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

(a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);

(b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or

(c) calling your Morgan Stanley Financial Advisor.


Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your account. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (I.E., debit card purchases or checks written), then Morgan Stanley DW Inc. may take the authorized steps described in your client account agreement.


NON-PARTICIPANTS:
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized financial representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage account.

You may also sell your shares by writing a "letter of instruction" that includes:

- your account number;

- the name of the Fund;

- the dollar amount or the number of shares you wish to sell; and

- the signature of each owner as it appears on the account.

If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at
(800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Certain Morgan Stanley DW brokerage accounts held by non-Participants may be eligible for an automatic redemption option where Fund shares are sold automatically under specified circumstances. For more information contact your Morgan Stanley Financial Advisor.

PARTICIPANTS AND NON-PARTICIPANTS:
Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.

Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether the shareholder receives them in cash or reinvests them in shares of a Fund. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund.


Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this PROSPECTUS this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income for such year.

Active Assets Money Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                            FOR THE YEAR ENDED JUNE 30,
                                ---------------------------------------------------
                                 2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------
 Net asset value, beginning of
 period                          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------------------------------------------------
 Net income from investment
 operations                       0.011      0.023      0.056      0.054      0.048
-----------------------------------------------------------------------------------
 Less dividends from net
 investment income               (0.011)+   (0.023)+   (0.056)+   (0.054)    (0.048)
-----------------------------------------------------------------------------------
 Net asset value, end of
 period                          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------------------------------------------------
 TOTAL RETURN                      1.13%      2.33%      5.76%      5.50%      4.92%
-----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------
 Expenses                          0.41%      0.40%      0.41%      0.42%      0.43%
-----------------------------------------------------------------------------------
 Net investment income             1.12%      2.32%      5.58%      5.38%      4.78%
-----------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------
 Net assets, end of period, in
 millions                       $23,278    $25,038    $26,212    $20,972    $15,989
-----------------------------------------------------------------------------------

 +    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

Active Assets Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                        FOR THE YEAR ENDED JUNE 30,
                                -------------------------------------------
                                 2003     2002     2001     2000     1999
---------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------
 Net asset value, beginning of
 period                          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
---------------------------------------------------------------------------
 Net income from investment
 operations                       0.008    0.014    0.033    0.031    0.027
---------------------------------------------------------------------------
 Less dividends from net
 investment income               (0.008)  (0.014)  (0.033)  (0.031)  (0.027)
---------------------------------------------------------------------------
 Net asset value, end of
 period                          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
---------------------------------------------------------------------------
 TOTAL RETURN                      0.81%    1.38%    3.34%    3.15%    2.73%
---------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------
 Expenses (before expense
 offset)                           0.48%    0.48%(1)    0.48%    0.50%    0.52%
---------------------------------------------------------------------------
 Net investment income             0.80%    1.38%    3.28%    3.11%    2.68%
---------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
 Net assets, end of period, in
 millions                        $3,116   $2,947   $3,075   $2,660   $2,290
---------------------------------------------------------------------------

 (1)  Does not reflect the effect of expense offset of 0.01%.

Active Assets California Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                          FOR THE YEAR ENDED JUNE 30,
                                ------------------------------------------------
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------
 Net asset value, beginning of
 period                           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
 Net income from investment
 operations                        0.006     0.011     0.026     0.026     0.023
--------------------------------------------------------------------------------
 Less dividends from net
 investment income                (0.006)   (0.011)   (0.026)   (0.026)   (0.023)
--------------------------------------------------------------------------------
 Net asset value, end of
 period                           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
 TOTAL RETURN                       0.63%     1.15%     2.68%     2.60%     2.31%
--------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
 Expenses (before expense
 offset)                            0.60%     0.60%     0.59%     0.61%     0.63%(1)
--------------------------------------------------------------------------------
 Net investment income              0.63%     1.14%     2.64%     2.55%     2.28%
--------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                      $762,448  $762,656  $759,089  $697,703  $625,753
--------------------------------------------------------------------------------

 (1)  Does not reflect the effect of expense offset of 0.01%.

Active Assets Government Securities Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                  FOR THE YEAR ENDED JUNE 30,
                                ---------------------------------------------------------------
                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                             $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------
 Net income from investment
 operations                          0.009        0.020        0.053       0.050        0.045
-----------------------------------------------------------------------------------------------
 Less dividends from net
 investment income                  (0.009)+     (0.020)+     (0.053)     (0.050)      (0.045)
-----------------------------------------------------------------------------------------------
 Net asset value, end of
 period                             $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------
 TOTAL RETURN                         0.95%        2.01%        5.48%       5.17%        4.64%
-----------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------
 Expenses                             0.55%        0.53%        0.56%       0.59%        0.61%
-----------------------------------------------------------------------------------------------
 Net investment income                0.96%        1.96%        5.24%       5.03%        4.50%
-----------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                      $1,228,694   $1,426,996   $1,603,374    $932,466     $995,448
-----------------------------------------------------------------------------------------------

 +    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                                                           [MORGAN STANLEY LOGO]


Additional information about each Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORT TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:


                                 (800) 869-NEWS

You also may obtain information about each Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com/funds

Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOLS:

   Active Assets Money Trust                              AAMXX
-----------------------------------------------------------------
   Active Assets Tax-Free Trust                           AATXX
-----------------------------------------------------------------
   Active Assets California Tax-Free Trust                AACXX
-----------------------------------------------------------------
   Active Assets Government Securities Trust              AAGXX
-----------------------------------------------------------------

(THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE 811-3159,
811-3162, 811-6530, 811-3165)
CLF #37829

Investments and services are offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley, Active Assets-Registered Trademark- and Active Assets Account-Registered Trademark- are service marks of Morgan Stanley or its affiliates.

[MORGAN STANLEY LOGO]

Active Assets -- Money Trust
              Tax-Free Trust
              California Tax-Free Trust
              Government Securities Trust


FOUR DIFFERENT MONEY MARKET
FUNDS OFFERED EXCLUSIVELY TO
PARTICIPANTS IN THE ACTIVE
ASSETS ACCOUNT-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM-
FINANCIAL SERVICE PROGRAMS
AND TO OTHER INVESTORS WHO
HAVE BROKERAGE ACCOUNTS
WITH MORGAN STANLEY DW INC.



                                                    Prospectus / August 29, 2003

STATEMENT OF ADDITIONAL INFORMATION


AUGUST 29, 2003



ACTIVE ASSETS
MONEY TRUST
ACTIVE ASSETS
TAX-FREE TRUST
ACTIVE ASSETS
CALIFORNIA
TAX-FREE TRUST
ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST


----------------------------------------------------------------------


     This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS dated August 29, 2003 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                   I.   History of the Funds........................................              4
                  II.   Description of the Funds and Their Investments and Risks....              4
                        A. Classification...........................................              4
                        B. Investment Strategies and Risks..........................              4
                        C. Investment Objective/Policies/Investment Restrictions....             17
                 III.   Management of the Funds.....................................             21
                        A. Board of Trustees........................................             21
                        B. Management Information...................................             22
                        C. Compensation.............................................             28
                  IV.   Control Persons and Principal Holders of Securities.........             33
                   V.   Investment Management and Other Services....................             33
                        A. Investment Manager.......................................             33
                        B. Principal Underwriter....................................             34
                        C. Services Provided by the Investment Manager..............             34
                        D. Rule 12b-1 Plan..........................................             35
                        E. Other Service Providers..................................             38
                        F. Codes of Ethics..........................................             38
                  VI.   Brokerage Allocation and Other Practices....................             38
                        A. Brokerage Transactions...................................             38
                        B. Commissions..............................................             39
                        C. Brokerage Selection......................................             39
                        D. Directed Brokerage.......................................             40
                        E. Regular Broker-Dealers...................................             40
                 VII.   Capital Stock and Other Securities..........................             40
                VIII.   Purchase, Redemption and Pricing of Shares..................             41
                        A. Purchase/Redemptions of Shares...........................             41
                        B. Offering Price...........................................             41
                  IX.   Taxation of the Funds and Their Shareholders................             43
                   X.   Underwriters................................................             46
                  XI.   Calculation of Performance Data.............................             46
                 XII.   Financial Statements........................................             47
                XIII.   Morgan Stanley Investment Management Proxy Voting Policy and
                        Procedures..................................................     Appendix A

                       GLOSSARY OF SELECTED DEFINED TERMS

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

    "CUSTODIAN" -- The Bank of New York is the Custodian of the Funds' assets.

    "DISTRIBUTOR" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

    "FINANCIAL ADVISORS" -- Morgan Stanley authorized financial services representatives.

    "FUND" -- Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered no-load open-end investment company.

    "INDEPENDENT TRUSTEES" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

    "INVESTMENT MANAGER" -- Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.

    "MORGAN STANLEY & CO." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

    "MORGAN STANLEY DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

    "MORGAN STANLEY FUNDS" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

    "MORGAN STANLEY SERVICES" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

    "TRANSFER AGENT" -- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

    "TRUSTEES" -- The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund is organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, each Fund was organized on March 30, 1981. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:


ACTIVE high current income, preservation of capital
ASSETS and liquidity.
MONEY
TRUST
--

ACTIVE to provide as high a level of daily income
ASSETS exempt from federal personal income tax as is TAX-FREE consistent with stability of principal and TRUST -- liquidity.

ACTIVE to provide as high a level of daily income
ASSETS exempt from federal and California personal
CALIFORNIA income tax as is consistent with stability of
TAX-   principal and liquidity.
FREE
TRUST
--

ACTIVE high current income, preservation of capital
ASSETS and liquidity.
GOVERNMENT
SECURITIES
TRUST --


B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored by the Investment Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, or other securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each of the Funds may invest in variable rate and floating rate obligations. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time each of the Funds other than ACTIVE ASSETS MONEY TRUST may purchase eligible portfolio securities, on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.


INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS -- TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST ONLY


    LEASE OBLIGATIONS. Included within the revenue bonds category in which ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    PUT OPTIONS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from Federal income tax and, with respect to ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

    A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    TAXABLE SECURITIES. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest up to 20% of its total assets in taxable money market instruments including, with respect to CALIFORNIA TAX-FREE TRUST, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by CALIFORNIA TAX-FREE TRUST.

    The types of taxable money market instruments in which TAX-FREE TRUST and CALIFORNIA TAX-FREE TRUST may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.


INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS -- MONEY TRUST AND/OR GOVERNMENT SECURITIES TRUST ONLY


    LENDING PORTFOLIO SECURITIES. Each of ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of their securities.

    REVERSE REPURCHASE AGREEMENTS. ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.


    THE STATE OF CALIFORNIA -- SPECIAL INVESTMENT CONSIDERATIONS APPLICABLE TO ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST ONLY. As described in the Prospectus, the Fund will normally invest substantially all of its assets in California municipal securities. The portfolio of the Fund may include securities issued by the State of California (the "State"), by its various public bodies (the "Agencies") and/or by other municipal entities located within the State (securities of all such entities are referred to herein as "California municipal securities").



    In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer's office of the State. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no assurance on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.



    GENERAL ECONOMIC CONDITIONS. The economy of the State is the largest among the 50 states and is one of the largest in the world, having major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's economy slipped into a moderate recession in early 2001, losing approximately 250,000 jobs in calendar year 2001. The recession is concentrated in the state's high-tech sector and tourism industry. Unemployment in the State has risen from 4.7 percent in February 2001 to 6.4 percent in November 2002.

    The State projects growth in nonfarm employment in calendar year 2003 to be an average of 2.1 percent. The State forecasted that the unemployment rate -- a lagging indicator -- would edge up to a 6.4 percent average in 2002 from a
6.0 percent average in 2001, and then decline to 5.7 percent in 2003.



    California's July 1, 2001 population of nearly 35 million represented over 12 percent of the total United States population. California's population is concentrated in metropolitan areas. As of the April 1, 2000 census 97 percent of the State's population resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2000, the five-county Los Angeles area accounted for
48 percent of the State's population with over 16.0 million residents and the 10-county San Francisco Bay Area represented 21 percent of the State's population with a population of over 7.0 million.



    Construction trends are expected by the State to be mixed. Low interest rates and a large backlog of unmet demand continued to encourage further gains in new residential construction in 2002. The State forecasted 153,000 new units to be authorized by building permits in 2002, up from 149,000 in 2001. However, in 2003, the State expects homebuilding to decline to 148,000 units.



    The State expected that slower job growth, coupled with new supply already under construction, would result in rising commercial and retail vacancy rates, which in turn would discourage new construction starts. After several years of strong double-digit growth, the State expected nonresidential permit values (not adjusted for inflation) to slow in 2002, but edge back up in 2003.



    The State attributes the weakness in personal income growth in 2002 to a drop in capital gains as well as due to lower reduced stock option income. Capital gains for the 2001 tax year are estimated to have decreased by 60 percent to $47 billion, and the State projects further decreases in Fiscal Year 2002-2003. Stock options are estimated to have dropped by almost
45 percent, to $44 billion in 2001 and are forecast by the State to have declined further in 2002.



    PRIOR FISCAL YEARS' FINANCIAL RESULTS. The combination of resurging exports, a strong stock market, and a sharp-growing economy in 1999 and early 2000 resulted in strong growth in revenues of the State's General Fund (the "General Fund") during fiscal year 1999-2000. Since early 2001 the State has faced severe financial challenges, which may continue for several years.



    The Fiscal Year 2001-2002 Budget Act (the "2001 Budget Act") was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The spending plan for 2001-2002 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The State could accomplish such spending reductions without serious program cuts because such a large part of the 2000 Budget Act was comprised of one-time expenditures. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties at June 30, 2002 of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act also included special fund expenditures of $21.3 billion and bond fund expenditures of $3.2 billion. The State issued
$5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program.



    CURRENT STATE BUDGET. The Fiscal Year 2002-2003 Budget Act (the "2002 Budget Act") was signed by the Governor on September 5, 2002, almost nine weeks after the start of the fiscal year -- the latest budget signing in the State's recorded history. The 2002 Budget Act closed the $23.6 billion budget gap between expenditures and revenues resulting from the slowdown in economic growth in the State and the steep drop in stock market levels (the "2002 Budget Gap") through a combination of program reductions, loans, fund shifts, accelerations and transfers and modest tax changes. Program reductions and the receipt of funds from the tobacco securitization settlement account for approximately
50 percent of the approach to close the 2002 Budget Gap. The Governor vetoed almost $235 million in General Fund expenditures in addition to the $9 billion in reductions contained in the budget passed by the Legislature. The 2002 Budget Act projects General Fund revenues in Fiscal Year 2002-2003 will be about
$79.1 billion. The 2002 Budget Act contains a reserve of $1.035 billion.

    The $98.9 billion spending plan for Fiscal Year 2002-2003 includes General Fund expenditures of $76.7 billion, a reduction from Fiscal Year 2001-2002. The 2002 Budget Act also includes special fund expenditures of $19.4 billion and bond fund expenditures of $2.8 billion. The State issued $12.5 billion of revenue anticipation notes as part of its cash management plan.



    The State Legislative Analyst (the "Legislative Analyst"), fiscal experts and political leaders in the State acknowledged that the 2002 Budget Act left a large gap between the expected level of tax and other continuing revenues and projected expenditures under current programs for future years, referred to as a "structural deficit." The Legislative Analyst estimated the structural deficit for the 2002-2003 fiscal year to be in the range of at least $10 billion, with similar deficits for several further years, absent corrective action. Actions to resolve the structural deficit in the future will be much more challenging because many one-time techniques used in the 2002 Budget Act cannot be replicated.



    Some of the important features of the 2002 Budget Act are the following:



   - Total Proposition 98 spending, which guarantees K-12 schools a minimum share of General Fund revenues, increased by 8.6 percent to $41.6 billion. Total K-12 spending per pupil increased by 6.9 percent to $7,067. Total General Fund spending for K-12 education is $30.8 billion, which funds enrollment and cost of living increases and also provides additional funding for a number of programs, such as teacher and principal training programs, instructional and student achievement improvement programs. In addition, a total of $143.3 million in Proposition 98 appropriations were vetoed and set aside to be appropriated later in Fiscal Year 2002-2003 for any increased costs in existing programs such as enrollment or other necessary funding adjustments. The 2002 Budget Act reflects a total increase in federal funding of $738 million under the recently enacted No Child Left Behind Act, which helps support existing education programs and augments funding in selected areas.



   - Higher education funding decreased slightly by 0.2 percent, compared to revised 2001-2002 estimates, but allows for enrollment increases at the University of California, the California State University and California Community College systems with no fee increases.



   - Health, welfare and social services funding decreased by 2 percent from Fiscal Year 2001-2002 to $21.6 billion.



   - The 2002 Budget Act contains $4.4 billion of continuing tax relief.



   - The 2002 Budget Act provides criminal justice assistance to local governments including $232.6 million for support of local front-line law enforcement and county juvenile justice crime prevention programs, $50.8 million in federal grant funding to support anti-bioterrorism activities by the State and its 58 counties and $38.2 million to cities and special districts for reimbursement of jail booking fees paid to counties and other cities in 1997-1998.



   - The 2002 Budget Act includes an additional appropriation of $89.6 million for the California Highway Patrol for security purposes. These costs are expected to be reimbursed by the federal government.



    The Proposed 2003-2004 Governor's Budget (the "Proposed 2003-2004 Governor's Budget"), released on January 10, 2003, presents the Governor's plan to address the estimated $34.8 billion budget gap projected by the State for Fiscal Year 2003-2004 (the "2003 Budget Gap"). The Governor proposed raising the income tax for those in the highest bracket and increasing the State sales and cigarette taxes. The revenues from such increases would be directed to local governments in order to assist in the funding of several programs, the responsibility for which would be shifted from the State to local governments. The Governor also proposed retention by the State of the vehicle license fees which are usually sent to local governments. Billions of dollars in program cuts and loan and fund shifts were also proposed to balance the budget.

    It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.



    RATINGS. Currently, the following ratings for the State's general obligation bonds have been received from Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Fitch, Inc. ("Fitch"):



        FITCH               MOODY'S               S&P
        -----               -------               ---
          A                    A3                 BBB



   Presently, the State's rating outlook with Moody's remains negative and its rating with Fitch remains on rating watch -- negative. These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant. The most recent rating information may be obtained from the rating agency furnishing such ratings or through the Treasurer's office of the State.



    RECENT DEVELOPMENTS REGARDING NATURAL GAS AND ELECTRICITY. During the past two years California experienced difficulties with the prices and supplies of natural gas and electricity in much of the State. The State projects these difficulties are likely to continue for several years. The State Department of Finance believes there is potential for economic disruption if power supplies are interrupted, and that longer term business investment and location decisions may be adversely affected by potential disruptions.



    Shortages of electricity available within the service areas of California's three investor-owned utilities (the "Utilities") resulted in the need to implement rotating electricity blackouts in 2001. Following the first incidence of such blackouts in January 2001, the Governor proclaimed a state of emergency to exist in California under the California Emergency Services Act (the "Emergency Services Act") on the basis that the electricity available from California's Utilities was insufficient to prevent widespread and prolonged disruption of electric service in California. The Governor directed the State Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program").



    DWR borrowed money from the General Fund of the State for DWR's power supply program between January and June 2001. The amount due to the General Fund was $6.1 billion plus accrued interest of approximately $500 million. In October and November of 2002, DWR issued approximately $11.26 billion in revenue bonds in several series and used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and to repay the General Fund. The DWR revenue bonds are not a debt or liability of the State nor do the DWR revenue bonds directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.



    The general purpose of the power supply program has been to provide to customers of the three major investor-owned electric utilities in the State (the "IOUs") the portion of their power not provided by the IOUs. The power supply program has become self-supporting and the State does not expect to make any additional loans from the General Fund will be made.



    A number of lawsuits and administrative proceedings involving DWR have been commenced concerning various aspects of the energy situation. See also "Pending Litigation" below for a discussion of energy-related litigation involving the State that may have a direct impact on the State's General Fund.



    TOBACCO SETTLEMENT. In late 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Under the settlement agreement, the tobacco manufacturers agreed to pay California governments a total of approximately $25 billion (subject to adjustments) over a period of 25 years. Beyond

2025, payments of approximately $900 million per year will continue in perpetuity. Under a separate Memorandum of Understanding, half of the moneys will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The 2002 Budget Act forecasts payments to the State totaling $474 million in 2002-2003 which will be deposited in a special fund to pay certain healthcare costs and debt service payments for a Tobacco Settlement securitization.



    The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement agreement allow reduction of the tobacco companies' payments because of certain types of federal legislation, or decreases in cigarette sales. Settlement payments can increase due to inflation or increases in cigarette sales. The "second annual" payment, received in April 2002, was 15.3 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. In the event that any of the tobacco companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages.



    LOCAL GOVERNMENTS. The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,800,000 (Los Angeles). Counties are responsible for providing many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also about 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and other constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.



    In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of the post-Proposition 13 aid to local government entities other than K-12 education districts, by requiring cities and counties to transfer some of their property tax revenues to school districts. The 2002 Budget Act expands such transfers to temporarily include community redevelopment agencies which were not included in the original transfers. These agencies will have to pay $75 million to school districts in 2002-03.



    The State has also provided funding to counties and cities through various programs. The 2002 Budget Act and related legislation continue to provide assistance to local governments, including approximately $308 million for various local public safety programs, including the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement and county juvenile justice and crime prevention programs, approximately $134 million for deferred maintenance of local streets and roads, $39 million for property tax losses incurred by enrolling agricultural land in Williamson Act contracts, $38 million for environmental protection and hundreds of millions for health and human services. Nevertheless, the State's financial challenges may have an impact on whether these moneys are actually allocated to the local governments.



    On November 5, 1996 voters approved Proposition 218 called the "Right to Vote on Taxes Act" which incorporates Articles XIII C and XIII D into the California Constitution. Those provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. In addition, Article XIII C clarifies the right of local voters to reduce taxes, fees, assessments, or charges through local initiatives. Proposition 218 does not affect the State or its ability to levy or collect taxes.

    The voters of California adopted a statutory initiative ("Proposition 62") at the November 4, 1986 election, which added Sections 53720 to 53730 to the Government Code of the State, and requires that all new local taxes be approved by the voters. Several courts have held that Proposition 62 does not apply to charter cities, but does apply to other local government entities such as non-charter cities, counties and school districts. However, Proposition 218, as a constitutional amendment, is applicable to charter cities and supersedes many of the provisions of Proposition 62.



    On June 4, 2001, in Howard Jarvis Taxpayers Association v. City of La Habra, the California Supreme Court held that a local governmental entity's continued imposition and collection of a tax subject to the requirements of Proposition 62, without voter approval was a continuous violation of Proposition 62 and that the validity of a tax measure may be challenged within the statutory period after any collection of the tax, regardless of whether more than three years had passed since the tax measure was adopted. Thus, each time an unconstitutional tax is collected, the statue of limitations is triggered again. Various California local governments may be subject to challenge under the La Habra ruling. Should a challenge be successful, Proposition 62 provides that the portion of the one percent general ad valorem property tax levy allocated to that local government is reduced by $1 for every $1 in revenue attributable to the improperly imposed tax for each year that such tax is collected. The practical applicability of this provision has not been determined. Future litigation and legislation may resolve some or all of the issues raised by the City of La Habra decision.



    WELFARE. The entire Statewide welfare system was changed in response to the change in federal welfare law in 1996. The federal block grant formula established in 1996 is operative through federal fiscal year 2002. Under the revised basic State welfare system, California Work Opportunity and Responsibility to Kids ("CalWORKs"), counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-1997 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.



    Welfare caseloads have declined with the implementation of the CalWORKs program. The 2002-2003 CalWORKs caseload is projected by the State to be 522,000, up from 507,000 cases in 2001-2002. This represents a decline from the growth in welfare caseloads in the early 1990s, when caseload peaked at 921,000 cases in 1994-1995.



    CONSTITUTIONAL AND STATUTORY LIMITATIONS. Article XIII A of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIII A provides that the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on June 3, 1986, Proposition 46, an amendment to Article XIII A, was approved by the voters of the State of California, creating a new exemption under
Article XIII A permitting an increase in ad valorem taxes on real property in excess of 1 percent for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value, an assessment practice utilized by other county assessors in the State, has been legally challenged.



    On November 7, 2000, voters approved Proposition 39 called the "Smaller Classes, Safer Schools and Financial Accountability Act" (the "Smaller Classes Act"). Effective upon its passage, the Smaller Classes Act allows an alternative means of seeking voter approval for bonded indebtedness by 55 percent of the vote, rather than the two-thirds majority required under Section 18 of
Article XVI of the California Constitution. The reduced 55 percent voter requirement applies only to schools and community college districts.



    Article XIII B of the California Constitution limits the amount of appropriations of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local governments have financial responsibility for providing. To the extent that the revenues of the State and/or local governments exceed their appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt service costs are not included in the appropriations limit.



    At the November 8, 1988 general election, California voters approved an initiative known as Proposition 98. Proposition 98 changed State funding of public education below the university level and the operation of the state appropriations limit, primarily by guaranteeing K-12 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-12 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-12 schools.



    Increased total revenues, in the 1994-1995 through 2002-2003 Fiscal Years along with policy decisions to increase K-12 appropriations have resulted in significant increases in Proposition 98 appropriations for those years. Because of the State's increasing revenues and emphasis on improving education resources, per-pupil funding at the K-12 level has increased by more than 60 percent from the level in place in 1994-1995, to an estimated $7,067 per pupil in 2002-2003.



    At the November 1998 election, voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual budget act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made the proposition is not expected to have any adverse impact on the State's cash flow.



    FUTURE INITIATIVES. Articles XIII A, XIII B, XIII C and XIII D and Propositions 2, 62, 98 and 39 were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could affect revenues of the State or public agencies within the State.



    PENDING LITIGATION. The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. Some of the more significant lawsuits pending against the State as disclosed by the State are described below.



    The State is a defendant in PATERNO V. STATE OF CALIFORNIA, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. The Court ruled that the 3,000 plaintiffs take nothing from the State or its co-defendant, Reclamation District 784. Plaintiffs have appealed. Briefing is underway.



    In HOWARD JARVIS TAXPAYERS ASSOCIATION ET AL. V. KATHLEEN CONNELL, the Court of Appeal upheld the Controller's authority to make payments pursuant to continuing appropriations in the absence of a state budget. Thus, the Controller may make payments of principal and interest on state bonds. However, the Court of Appeal held that absent an adopted budget or emergency appropriation, the State Controller could not disburse certain Proposition 98 moneys. The Supreme Court granted the Controller's Petition for Review on a procedural issue unrelated to continuing appropriations and stayed the trial court's injunction. However, the Supreme Court may consider all of the issues raised in the case.



    In COUNTY OF ORANGE V. ORANGE COUNTY ASSESSMENT APPEALS BOARD #3; BEZAIRE, ET. AL., REAL PARTIES IN INTEREST, the Superior Court of Orange County has determined that the Orange County assessor's office received property taxes from two taxpayers in excess of the amounts collectable under Article XIIIA of the California Constitution (sometimes referred to as "Proposition 13"). The plaintiffs' legal claim focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. The plaintiffs are also seeking the certification of their action as a class action. Pending the determination of certain class certification issues, the court's decision is not final. Should the court's determination become final, it will bind only the County of Orange and its assessor's office. However, indirect effects of a final determination that the contested assessment practices are contrary to Proposition 13, could result in costs to the State in an aggregate amount in excess of $400 million.



    In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In MCMAHON
V. STATE, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding.



    The State has been involved in three refund actions, CALIFORNIA ASSN. OF RETAIL TOBACCONISTS (CART), ET AL. V. BOARD OF EQUALIZATION ET AL., CIGARETTES CHEAPER! ET AL. V. BOARD OF EQUALIZATION, ET AL. and MCLANE/ SUNEAST, ET AL. V. BOARD OF EQUALIZATION, ET AL., that challenge the constitutionality of Proposition 10, which voters passed in 1998 to establish the Children and Families Commission and local county commissions and to fund early childhood development programs. Judgment in favor of all defendants as to all 30 consolidated counts was entered on January 9, 2001. The CART plaintiffs and Cigarettes Cheaper! plaintiffs timely appealed these and all other issues. Briefing is completed. Due to the challenge, there is exposure as to the entire $750 million per year collected under Proposition 10 with interest, which could amount to several billion dollars by the time the cases are finally resolved.



    In CHARLES DAVIS, ET AL. V. CALIFORNIA HEALTH AND HUMAN SERVICES AGENCY, ET AL., the plaintiffs have brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at Laguna Honda Hospital should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. Rough estimates suggest that the financial impact of a judgment against the State defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program.



    In STEPHEN SANCHEZ, ET AL. V. GRANTLAND JOHNSON, ET AL., the plaintiffs have brought a class action in federal District Court, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and various other federal laws, because they result in unnecessary institutionalization of developmentally disabled persons. Early estimates suggest that the financial impact of a judgment against the State defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not modify the scope of the program.



    In THE LIMITED STORES, INC. AND AFFILIATES V. FRANCHISE TAX BOARD (Alameda Superior Court No. 837723-0) plaintiff has brought a bank and corporation tax refund action to recover $5,627,713.30, plus interest, attorney's fees and costs. Plaintiff's primary allegation is that the Franchise Tax Board mischaracterized the gross receipts from their sale of certain short-term financial instruments and that this resulted in a violation of the Due Process and Commerce Clauses of the U.S. Constitution. Other taxpayers have raised the same issue in administrative actions. Consequently, final decision in favor of plaintiff could result in tax reductions of $220 million for prior years, with an additional $180 million in interest, and potential future annual revenue loss of $50 million.



    In EISENHOWER MEDICAL CENTER, ET AL. V. STATE BD. OF EQUALIZATION (San Francisco Superior Court), 118 hospitals claim that certain intravenous sets and diagnostic substances are "medicines" within the meaning of Revenue and Tax Code
Section 6369 such that they are exempt from sales and use taxes. The trial court has ruled in favor of the State Board of Equalization. An appeal is expected. Should the plaintiffs ultimately prevail on all issues, estimated refunds to plaintiffs and others similarly situated hospitals would total approximately $400 million and estimated future revenue loss would be $70 million per year.



    In FORCES ACTION PROJECT ET AL. V. STATE OF CALIFORNIA ET AL., various smokers rights groups challenge the 1998 Master Settlement Agreement between the State and the four major cigarette manufacturers as it pertains to California, Utah and the City and County of San Francisco, in which the State agreed to drop its lawsuit and not to sue in the future for monetary damages in exchange for the payment of billions of dollars by tobacco manufacturers and restrictions in marketing activities for tobacco products. On August 15, 2001, the 9th Circuit Court of Appeals affirmed the district court's dismissal of plaintiffs' claims but remanded the case to the district court to rule on whether plaintiffs should be allowed to amend their complaint. The District Court denied plaintiffs' motion for leave to amend. Plaintiffs have appealed. No date has been set for oral argument.



    In GRAND RIVER ENTERPRISES SIX NATIONS, LTD., ET AL. V. LOCKYER ET AL. (U.S. District Court, S.D. New York), filed on July 1, 2002, six cigarette manufacturers sued the Attorneys General of 31 states, challenging (1) the states' escrow statutes, which require tobacco product manufacturers that did not participate in the Master Settlement Agreement between the states and certain other tobacco product manufacturers, to pay money into escrow accounts and (2) several states' complementary contraband statutes, which make it illegal for distributors to sell cigarettes made by the nonparticipating tobacco product manufacturers which have not made their required deposits into escrow. On September 13, 2002, defendants moved to dismiss the case for lack of personal jurisdiction over the out-of-state Attorneys General and for failure to state a claim on which relief can be granted. A date for hearing the motions will be set after all the briefing has been completed.



    In CAPITOL PEOPLE FIRST V. DEPARTMENT OF DEVELOPMENT SERVICES, a consortium of law firms and public-interest groups brought suit against the Department of Finance, California Department of Developmental Services and California Department of Health Services. It alleges that defendants are violating the various laws including the Americans with Disabilities Act, by needlessly isolating thousands of people with developmental disabilities in large facilities. It seeks sweeping reforms. The potential financial impact of a judgment against the State defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program.



    In NATURAL RESOURCES DEFENSE COUNCIL ET AL., V. CALIFORNIA DEPARTMENT OF TRANSPORTATION ET AL., U.S. District Court, Central District, Case No. 93-6073-ER-(JRX), filed October 7, 1993, plaintiffs sought an injunction requiring the Department of Transportation (the "Department") to comply with National Pollution Discharge Elimination System requirements under the federal Clean Water Act ("Act"). The case was tried in 1994 and a permanent injunction was issued against the Department requiring the development of various plans and programs. Plaintiffs' position is that retrofitting of the Department's facilities should be required as a stand-alone activity regardless of whether any construction is otherwise planned in any given area. Currently, for planning purposes, the Department is including an additional 3 percent in the cost of all construction and maintenance projects to pay for compliance measures, which amounts to $500 million through fiscal year 2006-07. The total annual transportation budget for the State, including all road construction, maintenance and improvement, transportation systems and program administration, is $9 billion. If retrofitting of existing roads and highways is required, as plaintiffs envision, the cost would be tens of billions of dollars.



    In February 2001, the Governor, pursuant to his "commandeering" authority under the California Emergency Services Act, issued executive orders "commandeering" certain power purchase arrangements. The issue of whether and to what extent compensation is a declaratory relief action filed by the State in September 2001, PEOPLE V. ACN ENERGY, INC., ET AL., which names as defendants those market participants which have and those which, the State believes, might claim compensation as a result of the Governor's actions. Among the defendants named by the State in the declaratory relief action are 31 market participants that previously filed administrative claims in an amount in excess of $1 billion against the State as a result of the Governor's actions.



    On September 6, 2002, Pacific Gas and Electric Company ("PG&E") filed a complaint for breach of contract against the State in PACIFIC GAS AND ELECTRIC COMPANY V. THE STATE OF CALIFORNIA. PG&E's complaint alleges that statutes enacted in 1996 as part of the restructuring of the electric power industry in California (Statutes of 1995-1996, Chapter 854; Assem. Bill 1890, "AB 1890") authorized PG&E to sell the output of its retained generation facilities in interstate power markets at prices regulated by FERC and to sell the facilities themselves, and that AB 1890 established a "regulatory contract" between the State and PG&E. PG&E further alleges that, by enacting statutes in 2001 (Statutes of 2001-02, First

Extraordinary Session, Chapter 2, Assem. Bill 6 X1) that amended portions of AB 1890, the State deprived PG&E of the right to such sales and thereby breached the "regulatory contract" that PG&E claims was established with PG&E in AB 1890. PG&E's complaint seeks damages in an amount to be proven, but in an administrative procedure before the California Government Claims Board that preceded this action, in which PG&E's claims were denied, PG&E sought damages of at least $4.3 billion to compensate for the losses alleged in this action.


C. INVESTMENT OBJECTIVE/POLICIES/INVESTMENT RESTRICTIONS

    Each Fund's investment objective/policies/restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST will:

    1.  Seek high current income, preservation of capital and liquidity.

ACTIVE ASSETS MONEY TRUST will not:

    1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such securities;

    3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security);

    4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities;

    5.  Purchase any common stocks or other equity securities;

    6. Make loans to others, except through permitted purchases of debt obligations and repurchase agreements and loans of portfolio securities, not in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

    7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

    8.  Purchase securities on margin or sell short;

    9. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

    10. Purchase securities for which there are legal or contractual restrictions on resale (I.E. restricted securities), except for repurchase agreements;

    11.  Underwrite securities of other issuers;

    12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    13. Participate on a joint or joint and several basis in any securities trading account;

    14. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    15. Purchase securities of any issuer for the purpose of exercising control or management; and

    16. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST will:

    1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

ACTIVE ASSETS TAX-FREE TRUST will not:

    1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

    2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

    3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

    4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities;

    5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    6.  Invest in common stock;

    7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

    8. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

    9.  Purchase or sell commodities or commodity futures contracts;

    10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    11. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

    12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    13. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction
5. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

    14. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

    15. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    16.  Make short sales of securities;

    17. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    18. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

    19. Invest for the purpose of exercising control or management of any other issuer.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will:

    1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not:

    1.  Invest in common stock;

    2. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

    3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks);

    4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

    5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein;

    6.  Purchase or sell commodities or commodity futures contracts;

    7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed);

    8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

    9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money;

    10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    11.  Make short sales of securities;

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security;

    14. Invest for the purpose of exercising control or management of any other issuer;

    15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions); and

    18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will:

    1.  Seek high current income, preservation of capital and liquidity.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will not:

    1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

    2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

    4.  Sell securities short or purchase securities on margin;

    5.  Write or purchase put or call options;

    6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

    7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

    8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements;

    9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities;

    10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

    11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION


    Effective July 31, 2003, the Board of Directors/Trustees (for ease of reference referred to herein as "Trustees") of each Fund approved Joseph J. Kearns and Fergus Reid to serve as Independent Trustees on the Board of each Fund, thereby consolidating the existing Board of each Fund with the Board of Directors/Trustees of the open-end and closed-end registered investment companies managed by Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP.



    TRUSTEES AND OFFICERS. The Board of each Fund consists of ten Trustees. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Manager (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other three Trustees (the "Management Trustees") are affiliated with the Investment Manager.



    The Independent Trustees of each Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of July 31, 2003) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).


                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                      FUND
                             POSITION(S)    LENGTH OF                                                COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN BY
   INDEPENDENT TRUSTEE       REGISTRANTS     SERVED*                 PAST 5 YEARS**                  TRUSTEE
--------------------------   -----------   -----------   --------------------------------------   -------------
Michael Bozic (62)           Trustee       Since         Retired; Director or Trustee of the           216
c/o Mayer, Brown, Rowe &                   April 1994    Retail Funds and TCW/DW Term Trust
Maw LLP                                                  2003 (since April 1994) and the
Counsel to the Independent                               Institutional Funds (since July 2003);
Directors                                                formerly Vice Chairman of Kmart
1675 Broadway                                            Corporation (December 1998-October
New York, NY                                             2000), Chairman and Chief Executive
                                                         Officer of Levitz Furniture
                                                         Corporation (November 1995-November
                                                         1998) and President and Chief
                                                         Executive Officer of Hills Department
                                                         Stores (May 1991-July 1995); formerly
                                                         variously Chairman, Chief Executive
                                                         Officer, President and Chief Operating
                                                         Officer (1987-1991) of the Sears
                                                         Merchandise Group of Sears, Roebuck &
                                                         Co.


 NAME, AGE AND ADDRESS OF   OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE             BY TRUSTEE
--------------------------  -------------------------
Michael Bozic (62)          Director of Weirton Steel
c/o Mayer, Brown, Rowe &    Corporation.
Maw LLP
Counsel to the Independent
Directors
1675 Broadway
New York, NY


----------------------------------


* This is the earliest date the Trustees began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.



** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                      FUND
                             POSITION(S)    LENGTH OF                                                COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN BY
   INDEPENDENT TRUSTEE       REGISTRANTS     SERVED*                 PAST 5 YEARS**                  TRUSTEE
--------------------------   -----------   -----------   --------------------------------------   -------------
Edwin J. Garn (70)           Trustee       Since         Director or Trustee of the Retail             216
c/o Summit Ventures LLC                    January       Funds and TCW/DW Term Trust 2003
1 Utah Center                              1993          (since January 1993) and the
201 S. Main Street                                       Institutional Funds (since July 2003);
Salt Lake City, UT                                       member of the Utah Regional Advisory
                                                         Board of Pacific Corp.; formerly
                                                         United States Senator (R-Utah)
                                                         (1974-1992) and Chairman, Senate
                                                         Banking Committee (1980-1986), Mayor
                                                         of Salt Lake City, Utah (1971-1974),
                                                         Astronaut, Space Shuttle Discovery
                                                         (April 12-19, 1985), and Vice
                                                         Chairman, Huntsman Corporation
                                                         (chemical company).

Wayne E. Hedien (69)         Trustee       Since         Retired; Director or Trustee of the           216
c/o Mayer, Brown, Rowe &                   September     Retail Funds and TCW/DW Term Trust
Maw LLP                                    1997          2003; (Since September 1997) and the
Counsel to the Independent                               Institutional Funds (since July 2003);
Directors                                                formerly associated with the Allstate
1675 Broadway                                            Companies (1966-1994), most recently
New York, NY                                             as Chairman of The Allstate
                                                         Corporation (March 1993-December 1994)
                                                         and Chairman and Chief Executive
                                                         Officer of its wholly-owned
                                                         subsidiary, Allstate Insurance Company
                                                         (July 1989-December 1994).

Dr. Manuel H. Johnson (54)   Trustee       Since         Chairman of the Audit Committee and           216
c/o Johnson Smick                          July 1991     Director or Trustee of the Retail
International, Inc.                                      Funds and TCW/DW Term Trust 2003
2099 Pennsylvania Avenue,                                (since July 1991) and the
N.W.                                                     Institutional Funds (since July 2003);
Suite 950                                                Senior Partner, Johnson Smick
Washington, D.C.                                         International, Inc., a consulting
                                                         firm; Co-Chairman and a founder of the
                                                         Group of Seven Council (G7C), an
                                                         international economic commission;
                                                         formerly Vice Chairman of the Board of
                                                         Governors of the Federal Reserve
                                                         System and Assistant Secretary of the
                                                         U.S. Treasury.

Joseph J. Kearns (60)        Trustee       Since July    Deputy Chairman of the Audit Committee        217
PMB754                                     2003          and Director or Trustee of the Retail
23852 Pacific                                            Funds and TCW/DW Term Trust 2003
Coast Highway                                            (since July 2003) and the
Malibu, CA                                               Institutional Funds (since August
                                                         1994); previously Chairman of the
                                                         Audit Committee of the Institutional
                                                         Funds (October 2001-July 2003);
                                                         President, Kearns & Associates LLC
                                                         (investment consulting); formerly CFO
                                                         of the J. Paul Getty Trust.


 NAME, AGE AND ADDRESS OF   OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE             BY TRUSTEE
--------------------------  -------------------------
Edwin J. Garn (70)          Director of Franklin
c/o Summit Ventures LLC     Covey (time management
1 Utah Center               systems), BMW Bank of
201 S. Main Street          North America, Inc.
Salt Lake City, UT          (industrial loan
                            corporation), United
                            Space Alliance (joint
                            venture between Lockheed
                            Martin and the Boeing
                            Company) and Nuskin Asia
                            Pacific (multilevel
                            marketing); member of the
                            board of various civic
                            and charitable
                            organizations.
Wayne E. Hedien (69)        Director of The PMI Group
c/o Mayer, Brown, Rowe &    Inc. (private mortgage
Maw LLP                     insurance); Trustee and
Counsel to the Independent  Vice Chairman of The
Directors                   Field Museum of Natural
1675 Broadway               History; director of
New York, NY                various other business
                            and charitable
                            organizations.
Dr. Manuel H. Johnson (54)  Director of NVR, Inc.
c/o Johnson Smick           (home construction);
International, Inc.         Chairman and Trustee of
2099 Pennsylvania Avenue,   the Financial Accounting
N.W.                        Foundation (oversight
Suite 950                   organization of the
Washington, D.C.            Financial Accounting
                            Standards Board);
                            Director of RBS Greenwich
                            Capital Holdings
                            (financial holding
                            company).
Joseph J. Kearns (60)       Director of Electro Rent
PMB754                      Corporation (equipment
23852 Pacific               leasing), The Ford Family
Coast Highway               Foundation, and the UCLA
Malibu, CA                  Foundation.


----------------------------------


* This is the earliest date the Trustees began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.



** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                      FUND
                             POSITION(S)    LENGTH OF                                                COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN BY
   INDEPENDENT TRUSTEE       REGISTRANTS     SERVED*                 PAST 5 YEARS**                  TRUSTEE
--------------------------   -----------   -----------   --------------------------------------   -------------
Michael E. Nugent (67)       Trustee       Since July    Chairman of the Insurance Committee           216
c/o Triumph Capital, L.P.                  1991          and Director or Trustee of the Retail
445 Park Avenue                                          Funds and TCW/DW Term Trust 2003
New York, NY                                             (since July 1991) and the
                                                         Institutional Funds (since July 2001);
                                                         General Partner of Triumph Capital,
                                                         L.P., a private investment
                                                         partnership; formerly Vice President,
                                                         Bankers Trust Company and BT Capital
                                                         Corporation (1984-1988).

Fergus Reid (71)             Trustee       Since July    Chairman of the Governance Committee          217
85 Charles Colman Blvd.                    2003          and Director or Trustee of the Retail
Pawling, NY                                              Funds and TCW/DW Term Trust 2003
                                                         (since July 2003) and the
                                                         Institutional Funds (since June 1992);
                                                         Chairman Officer of Lumelite Plastics
                                                         Corporation.


 NAME, AGE AND ADDRESS OF   OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE             BY TRUSTEE
--------------------------  -------------------------
Michael E. Nugent (67)      Director of various
c/o Triumph Capital, L.P.   business organizations.
445 Park Avenue
New York, NY
Fergus Reid (71)            Trustee and Director of
85 Charles Colman Blvd.     certain investment
Pawling, NY                 companies in the JPMorgan
                            Funds complex managed by
                            JP Morgan Investment
                            Management Inc.



  The Trustees who are affiliated with the Investment Manager or affiliates of the Investment Manager (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of July 31, 2003) and the other directorships, if any, held by the Trustee, are shown below.


                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                       FUND
                                                                                                      COMPLEX
                              POSITION(S)    LENGTH OF                                              OVERSEEN BY
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        MANAGEMENT
    MANAGEMENT TRUSTEE        REGISTRANTS     SERVED*                 PAST 5 YEARS**                  TRUSTEE
---------------------------   -----------   -----------   --------------------------------------   -------------
Charles A. Fiumefreddo (70)   Chairman of   Since         Chairman and Director or Trustee of           216
c/o Morgan Stanley Trust      the Board     July 1991     the Retail Funds and TCW/DW Term Trust
Harborside Financial          and Trustee                 2003 (since July 1991) and the
Center,                                                   Institutional Funds (since July 2003);
Plaza Two,                                                formerly Chief Executive Officer of
Jersey City, NJ                                           the Retail Funds and the TCW/DW Term
                                                          Trust 2003 (until September 2002).

James F. Higgins (55)         Trustee       Since         Director or Trustee of the Retail             216
c/o Morgan Stanley Trust                    June 2000     Funds and TCW/DW Term Trust 2003
Harborside Financial                                      (since June 2000) and the
Center,                                                   Institutional Funds (since July 2003);
Plaza Two,                                                Senior Advisor of Morgan Stanley
Jersey City, NJ                                           (since August 2000); Director of the
                                                          Distributor and Dean Witter Realty
                                                          Inc.; previously President and Chief
                                                          Operating Officer of the Private
                                                          Client Group of Morgan Stanley (May
                                                          1999-August 2000), and President and
                                                          Chief Operating Officer of Individual
                                                          Securities of Morgan Stanley
                                                          (February 1997-May 1999).


 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE              BY TRUSTEE
---------------------------  -------------------------
Charles A. Fiumefreddo (70)  None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)        Director of AXA
c/o Morgan Stanley Trust     Financial, Inc. and The
Harborside Financial         Equitable Life Assurance
Center,                      Society of the United
Plaza Two,                   States (financial
Jersey City, NJ              services).


----------------------------------


* This is the earliest date the Trustees began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.



** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                       FUND
                                                                                                      COMPLEX
                              POSITION(S)    LENGTH OF                                              OVERSEEN BY
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        MANAGEMENT
    MANAGEMENT TRUSTEE        REGISTRANTS     SERVED*                 PAST 5 YEARS**                  TRUSTEE
---------------------------   -----------   -----------   --------------------------------------   -------------
Philip J. Purcell (59)        Trustee       Since April   Director or Trustee of the Retail             216
1585 Broadway                               1994          Funds and TCW/DW Term Trust 2003
New York, NY                                              (since April 1994) and the
                                                          Institutional Funds (since July 2003);
                                                          Chairman of the Board of Directors and
                                                          Chief Executive Officer of Morgan
                                                          Stanley and Morgan Stanley DW Inc.;
                                                          Director of the Distributor; Chairman
                                                          of the Board of Directors and Chief
                                                          Executive Officer of Novus Credit
                                                          Services Inc.; Director and/ or
                                                          officer of various Morgan Stanley
                                                          subsidiaries.


 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE              BY TRUSTEE
---------------------------  -------------------------
Philip J. Purcell (59)       Director of American
1585 Broadway                Airlines, Inc. and its
New York, NY                 parent company, AMR
                             Corporation.


----------------------------------


* This is the earliest date the Trustees began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.



** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.



                                  POSITION(S)
  NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF TIME                   PRINCIPAL OCCUPATION(S) DURING
      EXECUTIVE OFFICER           REGISTRANTS             SERVED*                              PAST 5 YEARS**
-----------------------------   ----------------   ---------------------   ------------------------------------------------------
Mitchell M. Merin (49)          President          Since May 1999          President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                Stanley Investment Management Inc.; President,
New York, NY                                                               Director and Chief Executive Officer of the Investment
                                                                           Manager and Morgan Stanley Services; Chairman, Chief
                                                                           Executive Officer and Director of the Distributor;
                                                                           Chairman and Director of the Transfer Agent; Director
                                                                           of various Morgan Stanley subsidiaries; President
                                                                           Morgan Stanley Investments LP (since February 2003);
                                                                           President of the Institutional Funds (since July 2003)
                                                                           and President of the Retail Funds and TCW/DW Term
                                                                           Trust 2003 (since May 1999); Trustee (since July 2003)
                                                                           and President (since December 2002) of the Van Kampen
                                                                           Closed-End Funds; Trustee (since May 1999) and
                                                                           President (since October 2002) of the Van Kampen
                                                                           Open-End Funds.

Barry Fink (48)                 Vice President     Since February 1997     General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas     and General                                (since December 2000) of Morgan Stanley Investment
New York, NY                    Counsel                                    Management; Managing Director (since December 2000),
                                                                           Secretary (since February 1997) and Director (since
                                                                           July 1998) of the Investment Manager and Morgan
                                                                           Stanley Services; Assistant Secretary of Morgan
                                                                           Stanley DW; Chief Legal Officer of Morgan Stanley
                                                                           Investments LP (since July 2002); Vice President of
                                                                           the Institutional Funds (since July 2003); Vice
                                                                           President and Secretary of the Distributor; previously
                                                                           Secretary of the Retail Funds (February 1997-July
                                                                           2003); previously Vice President and Assistant General
                                                                           Counsel of the Investment Manager and Morgan Stanley
                                                                           Services (February 1997-December 2001).


----------------------------------


* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.



** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                                  POSITION(S)
  NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF TIME                   PRINCIPAL OCCUPATION(S) DURING
      EXECUTIVE OFFICER           REGISTRANTS             SERVED*                              PAST 5 YEARS**
-----------------------------   ----------------   ---------------------   ------------------------------------------------------
Ronald E. Robison (64)          Executive Vice     Since April 2003        Chief Global Operations Officer and Managing Director
1221 Avenue of the Americas     President and                              of Morgan Stanley Investment Management Inc.; Managing
New York, NY                    Principal                                  DIrector of Morgan Stanley & Co. Incorporated;
                                Executive                                  Managing DIrector of Morgan Stanley; Managing
                                Officer                                    Director, Chief Administrative Officer and Director of
                                                                           the Investment Manager and Morgan Stanley Services;
                                                                           Chief Executive Officer and Director of the Transfer
                                                                           Agent; Executive Vice President and Principal
                                                                           Executive Officer of the Institutional Funds (since
                                                                           July 2003); and the TCW/DW Term Trust 2003 (since
                                                                           April 2003); previously President of the Institutional
                                                                           Funds (March 2001-July 2003) and Director of the
                                                                           Institutional Funds (March 2001-July 2003).

Joseph J. McAlinden (60)        Vice President     Since July 1995         Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                Investment Manager, Morgan Stanley Investment
New York, NY                                                               Management Inc. and Morgan Stanley Investments LP;
                                                                           Director of the Transfer Agent, Chief Investment
                                                                           Officer of the Van Kampen Funds; Vice President of the
                                                                           Institutional Funds (since July 2003) and the Retail
                                                                           Funds (since July 1995).

Stefanie V. Chang (36)          Vice President     Since July 2003         Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                                                Stanley Investment Management Inc. and Vice President
New York, NY                                                               of the Institutional Funds (since December 1997) and
                                                                           the Retail Funds (since July 2003); formerly practiced
                                                                           law with the New York law firm of Rogers & Wells (now
                                                                           Clifford Chance LLP).

Francis Smith (37)              Treasurer and      Treasurer since July    Executive Director of the Investment Manager and
c/o Morgan Stanley Trust        Chief Financial    2003 and Chief          Morgan Stanley Services (since December 2001);
Harborside Financial Center,    Officer            Financial Officer       previously Vice President of the Retail Funds
Plaza Two,                                         since September 2002    (September 2002-July 2003); previously Vice President
Jersey City, NJ                                                            of the Investment Manager and Morgan Stanley Services
                                                                           (August 2000-November 2001) and Senior Manager at
                                                                           PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)           Vice President     Since July 2003         Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                   Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                               and Morgan Stanley Services; previously Treasurer of
Plaza Two,                                                                 the Retail Funds (April 1989-July 2003); formerly
Jersey City, NJ                                                            First Vice President of the Investment Manager, the
                                                                           Distributor and Morgan Stanley Services.

Mary E. Mullin (36)             Secretary          Since July 2003         Vice President of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                                                and Morgan Stanley Investment Management Inc.;
New York, NY                                                               Secretary of the Institutional Funds (since June 1999)
                                                                           and the Retail Funds (since July 2003); formerly
                                                                           practiced law with the New York law firms of
                                                                           McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                           Meagher & Flom LLP.



----------------------------------
 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.



** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

  In addition, the following individuals who are officers of the Investment Manager or its affiliates serve as assistant secretaries of each of the Funds:
Sara Badler, Lou Anne D. McInnis, Carsten Otto, Ruth Rossi, Marilyn K. Cranney, Joanne Doldo, Natasha Kassian, Elisa Mitchell, Elizabeth Nelson, Sheldon Winicour and Bennett MacDougall.



    For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in each of the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Manager) for the calendar year ended December 31, 2002 is shown below. Messrs. Kearns and Reid did not serve as Trustees of the Funds during the calendar year ended December 31, 2002.



                                                                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS   BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
      NAME OF TRUSTEE                  (AS OF DECEMBER 31, 2002)                       (AS OF DECEMBER 31, 2002)
---------------------------  ----------------------------------------------  ----------------------------------------------
INDEPENDENT:

Michael Bozic                              over $100,000(1)                                 over $100,000

Edwin J. Garn                                    none                                       over $100,000

Wayne E. Hedien                            over $100,000(1)                                 over $100,000

Dr. Manuel H. Johnson                            none                                       over $100,000

Michael E. Nugent                                none                                       over $100,000

INTERESTED:

Charles A. Fiumefreddo                     over $100,000(2)                                 over $100,000

James F. Higgins                           over $100,000(1)                                 over $100,000

Philip J. Purcell                          over $100,000(1)                                 over $100,000


----------------------------------
(1)  Active Assets Tax-Free Trust
(2)  Active Assets Money Trust, Active Assets Tax-Free Trust


  As to each independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of each Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of each Fund.



    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees including two Independent Trustees, serve as members of the Insurance Committee, and three Independent Trustees serve as members of the Governance Committee.



    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee currently consists of Messrs. Johnson, Bozic, Hedien, Garn, Kearns, Nugent and Reid. Messrs. Kearns and Reid were appointed to the Audit Committee on July 31, 2003. During the Funds' fiscal year ended June 30, 2003, the Audit Committee held six meetings.



    The Boards of the Retails Funds have a Governance Committee to (i) monitor and make recommendations on corporate governance matters and Board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Reid, Bozic and Garn. The Governance Committee was established on July 31, 2003 and therefore no meetings were held during the Fund's most recent fiscal year end.



    Finally, the Board of the Retail Funds have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Funds' fiscal year ended June 30, 2003, the Insurance Committee held one meeting.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS TRUSTEES FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.



    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of each Fund.


C. COMPENSATION


    Effective August 1, 2003, each Independent Trustee will receive an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Trustee will receive $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee will receive an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee will receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee will be paid by the Retail Funds and Institutional Funds, and will be allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios of the Retail Funds and Institutional Funds.



    Prior to August 1, 2003, each of the Funds paid each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Funds paid the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Trustees and/or more than one Committee meeting (except an Audit Committee meeting), took place on a single day, the Trustees were paid a single meeting fee by each of the Funds. The Funds also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company received no compensation or expense reimbursement from the Funds for their services as Trustee. Each Fund pays Mr. Fiumefreddo an annual fee for his service as Chairman of the Board and for administrative services provided to the Board of Trustees.



    The following tables illustrate the compensation that each Fund paid to its Trustees for the fiscal year ended June 30, 2003. Messrs. Kearns and Reid did not serve as Trustees of the Fund during the Fund's last fiscal year and therefore did not receive compensation from the Funds for that period.


                               FUND COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF TRUSTEE                                                 FROM THE FUND
---------------                                                 -------------
Michael Bozic...............................................       $ 1,767
Edwin J. Garn...............................................         1,767
Wayne E. Hedien.............................................         1,767
Dr. Manuel H. Johnson.......................................         2,531
Michael E. Nugent...........................................         2,310
Charles A. Fiumefreddo......................................        15,416


                          ACTIVE ASSETS TAX-FREE TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF TRUSTEE                                                 FROM THE FUND
---------------                                                 -------------
Michael Bozic...............................................       $1,767
Edwin J. Garn...............................................        1,767
Wayne E. Hedien.............................................        1,767
Dr. Manuel H. Johnson.......................................        2,531
Michael E. Nugent...........................................        2,310
Charles A. Fiumefreddo......................................        7,189

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF TRUSTEE                                                 FROM THE FUND
---------------                                                 -------------
Michael Bozic...............................................       $1,767
Edwin J. Garn...............................................        1,767
Wayne E. Hedien.............................................        1,767
Dr. Manuel H. Johnson.......................................        2,531
Michael E. Nugent...........................................        2,310
Charles A. Fiumefreddo......................................        4,659


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF TRUSTEE                                                 FROM THE FUND
---------------                                                 -------------
Michael Bozic...............................................       $1,767
Edwin J. Garn...............................................        1,767
Wayne E. Hedien.............................................        1,767
Dr. Manuel H. Johnson.......................................        2,531
Michael E. Nugent...........................................        2,310
Charles A. Fiumefreddo......................................        5,620



   The following table illustrates the compensation paid to the Funds' Trustees for the calendar year ended December 31, 2002 for services to the Morgan Stanley Fund Complex (consisting of 216 portfolios) that were in operation at December 31, 2002. None of the Funds' Trustees received compensation from any other funds in the Fund Complex during the calendar year ended December 31, 2002 except for Messrs. Nugent, Kearns and Reid, who received compensation for services as Director/ Trustee to 14 other registered funds (13 in the case of Mr. Nugent) (consisting of 91 portfolios) (90 in the case of Mr. Nugent) in the Fund Complex.



             CASH COMPENSATION FROM THE MORGAN STANLEY FUND COMPLEX



                                                                  TOTAL CASH
                                                                 COMPENSATION
                                                                FOR SERVICES TO
                                                                  THE MORGAN
                                                                    STANLEY
NAME OF TRUSTEE                                                  FUND COMPLEX
---------------                                                 ---------------
Michael Bozic...............................................       $159,650
Edwin J. Garn...............................................        159,650
Wayne E. Hedien.............................................        158,950
Dr. Manuel H. Johnson.......................................        226,063
Joseph J. Kearns*...........................................         95,500
Michael E. Nugent...........................................        296,475
Fergus Reid*................................................         95,500
Charles A. Fiumefreddo......................................        360,000


--------------------------


*                        Amounts shown in the table above include certain amounts
                         deferred by Messrs. Kearns and Reid, pursuant to which each
                         Messrs. Kearns and Reid may defer to a later date the
                         receipt of Trustees fees. The cumulative amounts deferred by
                         Messrs. Kearns and Reid are $274,204 and $454,541,
                         respectively.



  As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 49 of the Morgan Stanley Retail Funds, including each Fund, have adopted a retirement program under which an Independent Director/Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director/Trustee of any Morgan Stanley Retail Funds that have adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Director/Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036662% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses by the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each Fund for the fiscal year ended June 30, 2003 and by the 49 Morgan Stanley Retail Funds (including each Fund) for the calendar year ended December 31, 2002, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Funds as of June 30, 2003 and from the 49 Morgan Stanley Retail Funds as of December 31, 2002. For the calendar year ended December 31, 2002, no retirement benefits were accrued to the Independent Trustees from any other funds in the Fund Complex. Messrs. Kearns and Reid did not serve as Trustees of the Funds during the Funds' last fiscal year or during the last calendar year and therefore did not accrue any retirement benefits. Furthermore, as of this Statement of Additional Information, Messrs. Kearns and Reid do not participate in the retirement program.


     RETIREMENT BENEFITS FROM THE FUNDS AND ALL MORGAN STANLEY RETAIL FUNDS


                           ACTIVE ASSETS MONEY TRUST


                                             FOR ALL ADOPTING FUNDS             RETIREMENT
                                         ------------------------------          BENEFITS           ESTIMATED ANNUAL
                                           ESTIMATED                            ACCRUED AS              BENEFITS
                                           CREDITED                              EXPENSES          UPON RETIREMENT(2)
                                           YEARS OF         ESTIMATED      --------------------    -------------------
                                          SERVICE AT      PERCENTAGE OF                 BY ALL      FROM      FROM ALL
                                          RETIREMENT        ELIGIBLE        BY THE     ADOPTING      THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE              (MAXIMUM 10)     COMPENSATION       FUND       FUNDS       FUND       FUNDS
---------------------------              -------------    -------------    --------    --------    -------    --------
Michael Bozic........................          10             60.44%         $382      $18,457     $  967     $47,838
Edwin J. Garn........................          10             60.44           618       23,881        967      47,878
Wayne E. Hedien......................           9             51.37           735       34,473        823      40,842
Dr. Manuel H. Johnson................          10             60.44           387       19,803      1,420      70,050
Michael E. Nugent....................          10             60.44           668       32,362      1,269      62,646


--------------------------

1                        An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life
                         expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower
                         percentage of the periodic amount when both spouses were
                         alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the
                         Eligible Trustee and spouse, will be the actuarial
                         equivalent of the Regular Benefit.
2                        Based on current levels of compensation. Amount of annual
                         benefits also varies depending on the Trustee's elections
                         described in Footnote (1) above.

                          ACTIVE ASSETS TAX-FREE TRUST


                                             FOR ALL ADOPTING FUNDS             RETIREMENT
                                         ------------------------------          BENEFITS           ESTIMATED ANNUAL
                                           ESTIMATED                            ACCRUED AS              BENEFITS
                                           CREDITED                              EXPENSES           UPON RETIREMENT1
                                           YEARS OF         ESTIMATED      --------------------    ------------------
                                          SERVICE AT      PERCENTAGE OF                 BY ALL      FROM     FROM ALL
                                          RETIREMENT        ELIGIBLE        BY THE     ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE              (MAXIMUM 10)     COMPENSATION       FUND       FUNDS       FUND      FUNDS
---------------------------              -------------    -------------    --------    --------    ------    --------
Michael Bozic........................          10             60.44%         $382      $18,457     $  967    $47,838
Edwin J. Garn........................          10             60.44           618       23,881        967     47,878
Wayne E. Hedien......................           9             51.37           735       34,473        823     40,842
Dr. Manuel H. Johnson................          10             60.44           387       19,803      1,420     70,050
Michael E. Nugent....................          10             60.44           668       32,362      1,269     62,646


--------------------------

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                             FOR ALL ADOPTING FUNDS             RETIREMENT
                                         ------------------------------          BENEFITS           ESTIMATED ANNUAL
                                           ESTIMATED                            ACCRUED AS              BENEFITS
                                           CREDITED                              EXPENSES           UPON RETIREMENT1
                                           YEARS OF         ESTIMATED      --------------------    ------------------
                                          SERVICE AT      PERCENTAGE OF                 BY ALL      FROM     FROM ALL
                                          RETIREMENT        ELIGIBLE        BY THE     ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE              (MAXIMUM 10)     COMPENSATION       FUND       FUNDS       FUND      FUNDS
---------------------------              -------------    -------------    --------    --------    ------    --------
Michael Bozic........................          10             60.44%         $382      $18,457     $  967    $47,838
Edwin J. Garn........................          10             60.44           702       23,881        967     47,878
Wayne E. Hedien......................           9             51.37           735       34,473        823     40,842
Dr. Manuel H. Johnson................          10             60.44           412       19,803      1,420     70,050
Michael E. Nugent....................          10             60.44           753       32,362      1,269     62,646


--------------------------

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                             FOR ALL ADOPTING FUNDS             RETIREMENT
                                         ------------------------------          BENEFITS           ESTIMATED ANNUAL
                                           ESTIMATED                            ACCRUED AS              BENEFITS
                                           CREDITED                              EXPENSES           UPON RETIREMENT1
                                           YEARS OF         ESTIMATED      --------------------    ------------------
                                          SERVICE AT      PERCENTAGE OF                 BY ALL      FROM     FROM ALL
                                          RETIREMENT        ELIGIBLE        BY THE     ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE              (MAXIMUM 10)     COMPENSATION       FUND       FUNDS       FUND      FUNDS
---------------------------              -------------    -------------    --------    --------    ------    --------
Michael Bozic........................          10             60.44%         $382      $18,457     $  967    $47,838
Edwin J. Garn........................          10             60.44           618       23,881        967     47,878
Wayne E. Hedien......................           9             51.37           735       34,473        823     40,842
Dr. Manuel H. Johnson................          10             60.44           387       19,803      1,420     70,050
Michael E. Nugent....................          10             60.44           668       32,362      1,269     62,646


--------------------------

1 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 24.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    As of August 7, 2003, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of each Fund. The percentage ownership of shares of each Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to separate Investment Management Agreements (the "Management Agreements") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% of the portion of the daily net assets exceeding $3 billion; and with respect to ACTIVE ASSETS MONEY TRUST, 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of daily net assets exceeding $17.5 billion but not exceeding $25 billion; and 0.247% of the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% of the portion of daily net assets exceeding $30 billion; and with respect to ACTIVE ASSETS TAX-FREE TRUST, 0.249% of the portion of daily net assets exceeding $15 billion.


    For the fiscal years ended June 30, 2001, 2002 and 2003, ACTIVE ASSETS MONEY TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $65,056,908, $70,005,737 and $64,385,989, respectively.



    For the fiscal years ended June 30, 2001, 2002 and 2003, ACTIVE ASSETS TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $11,022,311, $11,070,161 and $11,034,476, respectively.



    For the fiscal years ended June 30, 2001, 2002 and 2003, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $3,936,048, $3,768,683 and $3,723,198, respectively.



    For the fiscal years ended June 30, 2001, 2002 and 2003, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $5,750,892, $6,675,587 and $6,025,221, respectively.

    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for each Fund.

    In approving the Management Agreements, the Board of Trustees of each Fund other than Active Assets Money Trust, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of each Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with each Fund and the extent to which economies of scale are shared with each Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees of each Fund other than Active Assets Money Trust, including all of the Independent Trustees, determined, in the exercise of its business judgment, that approval of the Management Agreement was in the best interests of each Fund and their shareholders. Further, the Board of Trustees, including all of the Independent Trustees, concluded that the assets of Active Assets Money Trust had grown to such a point that a reduced rate on incremental assets was appropriate in order to pass on to shareholders economies of scale. Accordingly, a breakpoint in the advisory fee was approved.

B. PRINCIPAL UNDERWRITER

    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Fund. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

    The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    Each Management Agreement will remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").

    Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each
Plan: (1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    Morgan Stanley DW Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisor of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    Each Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    ACTIVE ASSETS MONEY TRUST reimbursed $24,205,951 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2003. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS MONEY TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; (vi) and other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $24,205,951. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS TAX-FREE TRUST reimbursed $3,059,388 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2003. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS TAX-FREE TRUST to the distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $3,059,388. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST reimbursed $782,245 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2003. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan

Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $782,245. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST reimbursed $1,435,837 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2003. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS GOVERNMENT SECURITIES TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $1,435,837. No payments under the Plan were made for interest, carrying or other financing charges.


    Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the most recent continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Trust is the transfer agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT AUDITORS


    The Bank of New York, 100 Church Street, New York, NY 10286 is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of each Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS

    The Funds, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    During the fiscal years ended June 30, 2001, 2002 and 2003, the Funds paid no such brokerage commissions or concessions.

B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Fund will limit its transactions with Morgan Stanley DW to U.S. government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.


    During the fiscal years ended June 30, 2001, 2002 and 2003, the Funds did not effect any principal transactions with Morgan Stanley DW.


    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


    During the fiscal years ended June 30, 2001, 2002 and 2003, the Funds paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    The Investment Manager and certain of its affiliates, currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE


    During the fiscal year ended June 30, 2003, the Funds did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended June 30, 2003, ACTIVE ASSETS MONEY TRUST purchased securities issued by Abbey National North American LLC, General Electric Capital Corp., Goldman Sachs Group Inc., State Street Bank & Trust Co., UBS Securities LLC, Deutsche Banc Alex Brown Inc. and Merrill Lynch & Co., which issuers were among the top ten brokers or the ten dealers which executed transactions for or with ACTIVE ASSETS MONEY TRUST in the largest dollar amounts during the year. At June 30, 2003 ACTIVE ASSETS MONEY TRUST held securities issued by Abbey National North American LLC, General Electric Capital Corp., Goldman Sachs Group Inc., State Street Bank & Trust Co. and UBS Securities LLC, with market values of $383,524,120, $1,091,391,978, $321,822,889, $750,000,000
and $849,959,389, respectively.



    During the fiscal year ended June 30, 2003, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Funds in the largest dollar amounts during the year. At June 30, 2003, the Funds did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of each Fund, most recently at a special meeting of each Fund's shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of the Fund's portfolio securities.


    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.


    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities;
(ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------


    ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will generally pay ordinary dividends. ACTIVE ASSETS TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund will also make distributions of short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of a Fund will affect the amount, timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


    INVESTMENT COMPANY TAXATION. Each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by a Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

    In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    Under certain tax rules, the ACTIVE ASSETS MONEY TRUST and the ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Funds may realize gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    All or a portion of any of ACTIVE ASSETS TAX-FREE TRUST'S and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the ACTIVE ASSETS TAX-FREE TRUST and the ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST could be affected. In that event, the Funds would re-evaluate their investment objective and policies.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to invest a portion of their assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such payments in additional shares or cash. Under recently enacted legislation, ordinary income dividends received by a shareholder may be taxed at the same rates as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other Federal income tax purposes. For example, you generally will not be permitted offset ordinary income dividends with capital losses when calculating your net capital gains or losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the rate on dividends would move to 35% in 2009 and 39.6% in 2011.


    It is not anticipated that the ordinary dividends or net long-term capital gains distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Fund of any taxable interest income and short-term capital gains.

    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and, for shareholders of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.


    PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.


    Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

CALIFORNIA STATE TAX

    To the extent that dividends paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

    For California personal income tax purposes, the shareholders of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not be subject to tax, or receive a credit for taxes paid by the Fund, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the PROSPECTUS. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the particular Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


    ACTIVE ASSETS MONEY TRUST'S current yield for the seven days ending
June 30, 2003 was 0.72%. The effective annual yield on June 30, 2003 was 0.72%, assuming daily compounding.



    ACTIVE ASSETS TAX-FREE TRUST'S current yield for the seven days ending
June 30, 2003 was 0.55%. The effective annual yield on June 30, 2003 was 0.55%, assuming daily compounding. Based upon a Federal personal income tax bracket of 35.00%, ACTIVE ASSETS TAX-FREE TRUST'S tax-equivalent yield for the seven days ending June 30, 2003 was 0.85%.

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S current yield for the seven days ending June 30, 2003 was 0.41%. The effective annual yield on June 30, 2003 was 0.41%, assuming daily compounding. Based upon a combined Federal and California personal income tax bracket of 41.05%, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S tax-equivalent yield for the seven days ended June 30, 2003 was 0.70%.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST'S current yield for the seven days ending June 30, 2003 was 0.58%. The effective annual yield on June 30, 2003 was 0.58%, assuming daily compounding.



    Each Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of each Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in each Fund at its inception would have grown to the following amounts at June 30, 2003:



                                                                       INVESTMENT AT INCEPTION OF:
                                                       INCEPTION    ----------------------------------
FUND                                                     DATE       $10,000      $50,000     $100,000
----                                                   ---------    --------    ---------    ---------
Active Assets Money Trust..........................    07/07/81     $38,312     $191,560     $383,120
Active Assets Tax-Free Trust.......................    07/07/81      22,537      112,685      225,370
Active Assets California Tax-Free Trust............    11/12/91      12,935       64,675      129,350
Active Assets Government Securities Trust..........    07/07/81      34,788      173,940      347,880


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of each Fund for its fiscal year ended June 30, 2003 included in this STATEMENT OF ADDITIONAL INFORMATION and included or incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Funds have filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

                                                                                          ANNUALIZED
      PRINCIPAL                                                                             YIELD
      AMOUNT IN                                                                           ON DATE OF
      THOUSANDS                        DESCRIPTION AND MATURITY DATES                      PURCHASE             VALUE

---------------------------------------------------------------------------------------------------------------------------

                         U.S. Government & Agency Obligations (49.2%)
     $2,499,300          Federal Home Loan Banks
                          07/07/03 - 09/03/03.......................................     0.89 - 1.24%      $ 2,497,829,412
      4,714,775          Federal National Mortgage Assoc.
                          07/07/03 - 04/30/04.......................................     0.91 - 1.24         4,703,517,316
      1,355,600          Freddie Mac
                          07/30/03 - 12/31/03.......................................     1.14 - 1.24         1,351,904,043
      2,900,000          U.S. Treasury Bills
                          09/11/03 - 12/26/03.......................................     0.79 - 1.17         2,891,563,972
                                                                                                           ---------------
                         Total U.S. Government & Agency Obligations
                          (COST $11,444,814,743)......................................................      11,444,814,743
                                                                                                           ---------------
                         Commercial Paper (37.6%)
                         BANKING (2.1%)
        500,000          Citicorp
                          07/02/03 - 08/18/03.......................................     1.02 - 1.20           499,646,333
                                                                                                           ---------------
                         FINANCE - CONSUMER (7.6%)
         72,650          American Express Credit Corp.
                          07/08/03..................................................         0.95               72,636,580
        220,000          DaimlerChrysler Revolving Auto Conduit
                          07/18/03 - 07/25/03.......................................     0.99 - 1.18           219,867,133
        495,300          FCAR Owner Trust
                          07/08/03 - 07/22/03.......................................     0.97 - 1.24           495,068,964
        980,000          New Center Asset Trust
                          07/14/03 - 07/29/03.......................................     0.95 - 1.24           979,435,856
                                                                                                           ---------------
                                                                                                             1,767,008,533
                                                                                                           ---------------
                         FINANCE - CORPORATE (0.2%)
         51,650          CIESCO, LLC
                          07/09/03..................................................         1.23               51,635,882
                                                                                                           ---------------
                         FINANCIAL CONGLOMERATES (7.8%)
      1,092,800          General Electric Capital Corp.
                          07/16/03 - 08/29/03.......................................     1.18 - 1.26         1,091,391,978
        735,000          Mortgage Interest Networking Trust
                          07/18/03 - 08/13/03.......................................     0.95 - 1.24           734,377,939
                                                                                                           ---------------
                                                                                                             1,825,769,917
                                                                                                           ---------------
                         INTERNATIONAL BANKS (18.5%)
         50,000          ANZ (DE) Inc.
                          07/23/03..................................................         0.96               49,970,667

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                                                        ANNUALIZED
   PRINCIPAL                                                                             YIELD
   AMOUNT IN                                                                            ON DATE OF
   THOUSANDS                        DESCRIPTION AND MATURITY DATES                      PURCHASE             VALUE

---------------------------------------------------------------------------------------------------------------------------

     $  383,600          Abbey National North America LLC
                          07/07/03 - 07/08/03.......................................       1.05  %         $   383,524,120
        500,000          Barclays U.S. Funding Corp.
                          08/21/03 - 08/29/03.......................................     1.18 - 1.21           499,066,014
         57,935          CBA (Delaware) Finance Inc.
                          07/31/03..................................................         1.03               57,885,272
        240,000          Canadian Imperial Holdings Inc.
                          07/08/03 - 07/14/03.......................................     1.23 - 1.24           239,913,394
        181,400          ING (US) Funding LLC
                          08/14/03 - 08/19/03.......................................     1.19 - 1.20           181,115,072
        228,200          National Australia Funding (DE) Inc.
                          07/02/03 - 07/03/03.......................................     0.96 - 1.09           228,189,363
      1,000,000          Royal Bank of Scotland PLC
                          07/03/03 - 07/15/03.......................................     1.21 - 1.24           999,648,431
        808,900          Societe Generale N.A. Inc.
                          07/07/03 - 10/03/03.......................................     0.98 - 1.24           807,670,114
        850,000          UBS Finance (Delaware) LLC
                          07/01/03 - 07/03/03.......................................     0.94 - 1.24           849,959,389
                                                                                                           ---------------
                                                                                                             4,296,941,836
                                                                                                           ---------------
                         INVESTMENT BANKS/BROKERS (1.4%)
        322,000          Goldman Sachs Group, Inc. (The)
                          07/17/03 - 07/21/03.......................................     1.00 - 1.23           321,822,889
                                                                                                           ---------------
                         Total Commercial Paper
                          (COST $8,762,825,390).......................................................       8,762,825,390
                                                                                                           ---------------
                         Certificates of Deposit (10.6%)
      1,075,000          Bank of America, N.A.
                          07/16/03 - 08/20/03.......................................     1.00 - 1.24         1,075,000,000
        400,000          Branch Banking & Trust Co., N.C.
                          07/01/03..................................................         1.01              400,000,000
        750,000          State Street Bank & Trust Co.
                          07/16/03 - 07/18/03.......................................     1.03 - 1.18           750,000,000
        250,000          Wells Fargo Bank, N.A.
                          07/23/03 - 08/27/03.......................................     1.03 - 1.23           250,000,000
                                                                                                           ---------------
                         Total Certificates of Deposit
                          (COST $2,475,000,000).......................................................       2,475,000,000
                                                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                                                        ANNUALIZED
   PRINCIPAL                                                                             YIELD
   AMOUNT IN                                                                            ON DATE OF
   THOUSANDS                        DESCRIPTION AND MATURITY DATES                      PURCHASE             VALUE

---------------------------------------------------------------------------------------------------------------------------

                         Short-Term Bank Notes (2.6%)
     $  600,000          Standard Federal Bank, N.A.
                          07/24/03 - 08/01/03
                          (COST $600,000,000).......................................     1.04 - 1.23%      $   600,000,000
                                                                                                           ---------------

                         Total Investments
                          (COST $23,282,640,133) (a).................................       100.0%        23,282,640,133

                         Liabilities in Excess of Other Assets.......................        (0.0)            (4,980,368)
                                                                                            -----        ---------------
                         Net Assets..................................................       100.0%       $23,277,659,765
                                                                                            =====        ===============

---------------------

         (A)            COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $23,282,640,133).................................    $23,282,640,133
Cash..............................................             15,326
Interest receivable...............................          2,413,521
Prepaid expenses and other assets.................            320,243
                                                      ---------------
    Total Assets..................................     23,285,389,223
                                                      ---------------
Liabilities:
Payable for:
  Investment management fee.......................          5,193,835
  Distribution fee................................          1,971,857
  Shares of beneficial interest redeemed..........              2,006
Accrued expenses and other payables...............            561,760
                                                      ---------------
    Total Liabilities.............................          7,729,458
                                                      ---------------
    Net Assets....................................    $23,277,659,765
                                                      ===============
Composition of Net Assets:
Paid-in-capital...................................    $23,277,594,670
Accumulated undistributed net investment income...             65,095
                                                      ---------------
    Net Assets....................................    $23,277,659,765
                                                      ===============
Net Asset Value Per Share,
  23,277,636,469 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........    $          1.00
                                                      ===============

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................    $374,034,919
                                                      ------------
Expenses
Investment management fee.........................      64,385,989
Distribution fee..................................      24,205,951
Transfer agent fees and expenses..................       9,434,779
Custodian fees....................................         994,374
Shareholder reports and notices...................         521,277
Registration fees.................................         196,324
Professional fees.................................          52,801
Trustees' fees and expenses.......................          20,889
Other.............................................         411,604
                                                      ------------
    Total Expenses................................     100,223,988
                                                      ------------

    Net Investment Income.........................     273,810,931

    Net Realized Gain.............................           1,905
                                                      ------------

Net Increase......................................    $273,812,836
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2003    JUNE 30, 2002
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   273,810,931  $   621,446,735
Net realized gain.......................            1,905           84,074
                                          ---------------  ---------------

    Net Increase........................      273,812,836      621,530,809
                                          ---------------  ---------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (273,802,951)    (621,446,027)
Net realized gain.......................           (1,905)         (84,074)
                                          ---------------  ---------------

    Total Dividends and Distributions...     (273,804,856)    (621,530,101)
                                          ---------------  ---------------

Net decrease from transactions in shares
 of beneficial interest.................   (1,760,025,590)  (1,174,174,409)
                                          ---------------  ---------------

    Net Decrease........................   (1,760,017,610)  (1,174,173,701)

Net Assets:
Beginning of period.....................   25,037,677,375   26,211,851,076
                                          ---------------  ---------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $65,095 AND
 $15,316, RESPECTIVELY).................  $23,277,659,765  $25,037,677,375
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of daily net assets exceeding $30 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $125,309,994,181 and $127,407,917,039, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $136,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

expenses in the Statement of Operations amounted to $7,265. At June 30, 2003, the Fund had an accrued pension liability of $58,087 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2003    JUNE 30, 2002
                                          ---------------  ---------------
Shares sold.............................   70,079,943,853   77,921,269,151
Shares issued in reinvestment of
 dividends and distributions............      273,033,113      620,058,475
                                          ---------------  ---------------
                                           70,352,976,966   78,541,327,626
Shares redeemed.........................  (72,113,002,556) (79,715,502,035)
                                          ---------------  ---------------
Net decrease in shares outstanding......   (1,760,025,590)  (1,174,174,409)
                                          ===============  ===============

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -------        -------        -------        -------        -------
Net income from
 investment operations...       0.011          0.023          0.056          0.054          0.048
Less dividends from net
 investment income.......      (0.011)+       (0.023)+       (0.056)+       (0.054)        (0.048)
                              -------        -------        -------        -------        -------

Net asset value, end of
 period..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              =======        =======        =======        =======        =======

Total Return.............        1.13%          2.33%          5.76%          5.50%          4.92%

Ratios to Average Net
 Assets:
Expenses.................        0.41%          0.40%          0.41%          0.42%          0.43%
Net investment income....        1.12%          2.32%          5.58%          5.38%          4.78%
Supplemental Data:
Net assets, end of
 period, in millions.....     $23,278        $25,038        $26,212        $20,972        $15,989

---------------------

  +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2003, 13.40% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                           ACTIVE ASSETS MONEY TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                   RATE+     DATE*        VALUE

-----------------------------------------------------------------------------

           Short-Term Variable Rate Municipal Obligations (76.3%)
           ALABAMA
 $21,160   University of Alabama,
            Hospital Ser 2000............   0.97%   07/08/03   $   21,160,000
           ARIZONA
   2,400   Pinal County Industrial
            Development Authority,
            Newmont Mining Co Ser 1984...   0.95    07/01/03        2,400,000
           CALIFORNIA
  10,020   California Housing Finance
            Agency, Home Mortgage 2001
            Ser U (MBIA) (AMT)...........   0.95    07/01/03       10,020,000
   4,300   Golden Empire Schools
            Financing Authority, Kern
            High School District
            Ser 2001.....................   1.00    07/08/03        4,300,000
   1,500   Orange County Sanitation
            District, Ser 2000 A COPs....   0.85    07/01/03        1,500,000
           COLORADO
  15,000   Colorado Student Obligation
            Bond Authority, Ser 1989A
            (Ambac) (AMT)................   1.00    07/08/03       15,000,000
           DELAWARE
  14,000   Delaware Economic Development
            Authority, Delaware Clean
            Power Ser 1997 C (AMT).......   1.16    07/08/03       14,000,000
           DISTRICT OF COLUMBIA
  16,000   District of Columbia, George
            Washington University
            Ser 1999 C (MBIA)............   1.05    07/08/03       16,000,000
           FLORIDA
  22,250   Dade County Industrial
            Development Authority,
            Dolphins Stadium
            Ser 1985 B & C...............   1.00    07/08/03       22,250,000
           Orlando-Orange County
            Expressway Authority,
  25,000    Ser 2003 C3 (FSA)............   0.90    07/08/03       25,000,000
  19,150    Ser 2003 C4 (FSA)............   0.90    07/08/03       19,150,000
  23,100   Pasco County School Board,
            Ser 1996 COPs (Ambac)........   1.00    07/08/03       23,100,000
  18,600   Tampa Bay Water, Utility
            System Ser 2002 (AMT)........   1.05    07/08/03       18,600,000
  16,840   Volusia County Health
            Facilities Authority, Pooled
            Hospital Loan (FGIC).........   1.03    07/08/03       16,840,000
           GEORGIA
  21,000   Albany-Dougherty County
            Hospital Authority,
            Phoebe-Putney Memorial
            Hospital Ser 1991 (Ambac)....   1.00    07/08/03       21,000,000
  50,000   Atlanta, Water & Wastewater
            Ser 2001 B (FSA).............   0.90    07/08/03       50,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

 $26,285   Burke County Development
            Authority, Oglethorpe Power
            Co Ser 1994 A (FGIC).........   0.95%   07/08/03   $   26,285,000
  13,700   Clayton County Hospital
            Authority, Southern Regional
            Medical Center Ser 1998B.....   1.00    07/08/03       13,700,000
   9,900   Georgia Municipal Electric
            Authority, Subser 2000 D.....   0.85    07/08/03        9,900,000
  20,000   Metropolitan Atlanta Rapid
            Transit Authority,
            Ser 2000 A...................   1.05    07/08/03       20,000,000
  15,250   Private Colleges &
            Universities Authority, Emory
            University 2001 Ser B........   0.90    07/08/03       15,250,000
           ILLINOIS
  15,000   Chicago, Ser 2002 B (FGIC)....   0.95    07/08/03       15,000,000
  75,000   Chicago Metropolitan Water
            Reclamation District,
            2002 Ser A & E...............   0.90    07/08/03       75,000,000
  30,500   Cook County, Ser 2002 B.......   1.09    07/08/03       30,500,000
   8,000   Illinois Development Finance
            Authority, Palos Community
            Hospital Ser 1998............   1.00    07/08/03        8,000,000
   9,400   Illinois Health Facilities
            Authority, Northwestern
            Memorial Hospital
            Ser 1995 & Ser 2002 B........   1.00    07/01/03        9,400,000
  19,900   Illinois Toll Highway
            Authority, Refg 1993 Ser B
            (MBIA).......................   0.90    07/08/03       19,900,000
           KENTUCKY
  19,375   Breckinridge County,
            Association of Counties
            Leasing Trust 2002 Ser A.....   1.00    07/01/03       19,375,000
  22,500   Kenton County Airport Board,
            Flight Safety International
            Inc Ser 2001 A (AMT).........   1.08    07/08/03       22,500,000
  36,780   Louisville & Jefferson County
            Regional Airport Authority,
            United Parcel Service of
            America Ser 1999 A (AMT).....   0.95    07/01/03       36,780,000
           LOUISIANA
  13,000   New Orleans Aviation Board,
            Ser 1993 B (MBIA)............   1.05    07/08/03       13,000,000
           MASSACHUSETTS
  50,280   Massachusetts, Refg 1998 Ser
            B............................   0.90    07/08/03       50,280,000
  37,000   Massachusetts Bay
            Transportation Authority,
            Ser 2000.....................   0.95    07/08/03       37,000,000
           Massachusetts Health &
            Educational Facilities
            Authority,
  20,000    Amherst College 2003 Ser H...   0.88    06/09/04       20,000,000
  20,000    Bentley College Ser K........   1.00    07/08/03       20,000,000
           Massachusetts Water Resources
            Authority,
  11,100    Multi-Modal Sub 1999 Ser B...   0.90    07/08/03       11,100,000
  22,500    Multi-Modal Sub 2001 Ser A
            (FGIC).......................   0.90    07/08/03       22,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

           MICHIGAN
           Detroit,
 $20,000    Sewage Disposal System Second
            Lien Ser 2000 E (FGIC).......   1.50%   10/02/03   $   20,000,000
  50,000    Sewage Disposal System Senior
            Lien Ser 2001 C-1 (FSA)......   0.90    07/08/03       50,000,000
  25,000   Detroit, Water Supply System
            Refg Second Lien Ser 2001-C
            (FGIC).......................   0.95    07/08/03       25,000,000
  25,710   Holt Public Schools, Ser
            2002.........................   0.90    07/08/03       25,710,000
  43,750   Michigan Building Authority,
            2002 Multi-Modal Ser II......   0.90    07/08/03       43,750,000
  22,325   Michigan Housing Development
            Authority, Rental Housing
            2002 Ser B (MBIA)............   0.90    07/08/03       22,325,000
  11,000   Oakland University, Ser 2001
            (FGIC).......................   1.05    07/08/03       11,000,000
           MINNESOTA
   7,465   University of Minnesota
            Regents, Ser
            1999A & 2001A................   1.10    07/08/03        7,465,000
           MISSISSIPPI
  12,900   Perry County, Leaf River
            Forest Products Inc Ser
            2002.........................   0.90    07/08/03       12,900,000
           MISSOURI
  25,000   Lee's Summit, Multifamily
            Housing Ser 2001 A...........   1.54    07/08/03       25,000,000
           Missouri Health & Educational
            Facilities Authority,
     180    Cox Health System Ser 2002...   1.10    07/01/03          180,000
  38,600    Stowers Institute Ser 2002...   0.95    07/08/03       38,600,000
  38,855   University of Missouri,
            Ser 2000 B...................   0.98    07/01/03       38,855,000
           NEVADA
           Clark County,
   9,000    Airport Sub Lien Ser 1999B-1
            (AMT)........................   0.98    07/08/03        9,000,000
  16,370    Airport Sub Lien Ser 2001A
            (FGIC) (AMT).................   1.06    07/01/03       16,370,000
  47,000    Airport Sub Lien Ser 2001C
            (FGIC).......................   0.90    07/08/03       47,000,000
           NEW HAMPSHIRE
  16,000   New Hampshire Higher
            Educational & Health
            Facilities Authority,
            Dartmouth College
            Ser 2002.....................   1.00    07/08/03       16,000,000
           NEW JERSEY
  34,800   New Jersey Turnpike Authority,
            Ser 1991 D (FGIC)............   0.90    07/08/03       34,800,000
           NEW MEXICO
  19,900   Farmington, Arizona Public
            Service Co 1994 Ser C
            (AMT)........................   0.90    07/01/03       19,900,000
           NEW YORK
  10,000   Long Island Power Authority,
            Electric Ser 2 Subser 2A.....   0.95    07/08/03       10,000,000
   6,000   New York City, 1992 Ser D
            (FGIC).......................   0.95    07/08/03        6,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

 $   500   New York State Energy
            Research & Development
            Authority, New York State
            Electric & Gas Corp
            Ser 1994 C...................   0.95%   07/01/03   $      500,000
  45,200   Triborough Bridge & Tunnel
            Authority, Ser 2002 F........   1.00    07/08/03       45,200,000
           NORTH CAROLINA
  10,800   Charlotte, Fiscal 2002 Ser
            C............................   1.00    07/08/03       10,800,000
  50,100   Charlotte-Mecklenburg Hospital
            Authority, Health Care System
            Ser C & D....................   0.90    07/08/03       50,100,000
   3,500   Durham, Ser 1993A COPs........   1.10    07/08/03        3,500,000
  13,355   Mecklenburg County, Ser 2001
            COPs.........................   1.00    07/08/03       13,355,000
           North Carolina,
  25,700    Ser 2002 C...................   0.90    07/08/03       25,700,000
  15,000    Ser 2002 F...................   0.92    07/08/03       15,000,000
           North Carolina Medical Care
            Commission,
  25,000    Firsthealth of the Carolinas
            Ser 2002.....................   0.95    07/08/03       25,000,000
  43,100    North Carolina Baptist
            Hospitals Ser 2000...........   0.97    07/08/03       43,100,000
  27,825   University of North Carolina
            at Chapel Hill,
            Ser 2001 C...................   0.90    07/08/03       27,825,000
           OHIO
   9,200   Columbus, Unlimited Tax Ser
            1995-1.......................   0.90    07/08/03        9,200,000
           OKLAHOMA
           Oklahoma Water Resources
            Board, State Loan Program
  44,165    Ser 1994A & 1999.............   1.10    09/02/03       44,165,000
  16,905    Ser 2001.....................   1.10    10/01/03       16,905,000
   5,000   Tulsa County Industrial
            Authority, Montereau in
            Warren Woods Ser 2002 A......   0.95    07/01/03        5,000,000
           OREGON
  29,000   Oregon, Veterans Ser 73 G.....   1.00    07/08/03       29,000,000
           PENNSYLVANIA
           Pennsylvania Higher Education
            Assistance Agency,
  25,000    Student Loan 1988 Ser B
            (Ambac) (AMT)................   1.00    07/08/03       25,000,000
  40,000    Student Loan 1997 Ser A &
            2001 Ser A (Ambac) (AMT).....   1.05    07/08/03       40,000,000
  25,000   Pennsylvania Turnpike
            Commission, 2002 Ser A-2.....   0.95    07/08/03       25,000,000
  14,800   Philadelphia, Water &
            Wastewater Ser 2003..........   0.90    07/08/03       14,800,000
  23,700   York General Authority,
            Harrisburg School District
            Subser 1996 B (Ambac)........   1.00    07/08/03       23,700,000
           RHODE ISLAND
  22,000   Rhode Island Convention
            Center, Ser 2001.............   0.90    07/08/03       22,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

           SOUTH CAROLINA
 $24,000   Greenwood County, Fuji Photo
            Film Inc Ser 2001............   1.10%   07/08/03   $   24,000,000
           Piedmont Municipal Power
            Agency,
  21,000    Electric Refg Ser 1997 A
            (MBIA).......................   0.95    07/08/03       21,000,000
  15,900    Electric Refg Ser 2002 B
            (FGIC).......................   0.85    07/08/03       15,900,000
           TENNESSEE
           Clarksville Public Building
            Authority,
  26,925    Pooled Financing Ser 1995....   1.00    07/08/03       26,925,000
  10,765    Pooled Financing Ser 2001....   1.00    07/01/03       10,765,000
   7,900   Memphis, GO Airport Refg Ser
            1995 B (AMT).................   1.05    07/08/03        7,900,000
           Metropolitan Nashville &
            Davidson County Health &
            Educational Facilities Board,
  10,000    Ensworth School Ser 2002.....   1.00    07/08/03       10,000,000
   7,400    Vanderbilt University 2002
            Ser B........................   0.93    07/01/03        7,400,000
           Montgomery County Public
            Building Authority,
  53,370    Pool Financing Ser 1997 &
            1999.........................   1.00    07/08/03       53,370,000
   1,890    Pool Financing Ser 2002......   1.00    07/01/03        1,890,000
           TEXAS
  23,000   Brownsville, Utilities System
            Sub Lien Ser 2001B (MBIA)....   0.95    07/08/03       23,000,000
   2,800   Gulf Coast Waste Disposal
            Authority, Exxon Corp
            Ser 1995.....................   0.90    07/01/03        2,800,000
           Harris County,
  15,000    Toll Road Unlimited Tax Sub
            Lien Ser 1994 B..............   1.00    07/08/03       15,000,000
  17,735    Toll Road Unlimited Tax Sub
            Lien Ser 1994 D..............   1.10    07/08/03       17,735,000
  42,700   Harris County Health
            Facilities Development
            Corporation, Methodist
            Hospital Ser 2002............   0.95    07/01/03       42,700,000
  19,000   Harris County Industrial
            Development Corporation,
            Baytank Inc Ser 1998.........   0.95    07/08/03       19,000,000
   7,100   Lower Neches Valley Authority,
            Exxon Oil Refining Ser 1999
            (AMT)........................   0.95    07/01/03        7,100,000
           San Antonio, Water System
   7,000    Ser 2003 A (MBIA)............   0.90    07/08/03        7,000,000
  16,500    Ser 2003 B (MBIA)............   1.00    07/08/03       16,500,000
   9,300   Texas, Veterans' Housing
            Assistance Fund II
            Ser 2003 A (AMT).............   0.98    07/08/03        9,300,000
  62,520   Texas Municipal Gas
            Corporation, Senior Lien
            Ser 1998.....................   1.00    07/08/03       62,520,000
           UTAH
  18,600   Eagle Mountain, Gas & Electric
            Ser 2001.....................   1.00    07/08/03       18,600,000
           Intermountain Power Agency,
  30,000    1985 Ser E (Ambac)...........   0.97    12/01/03       30,000,000
  35,900    1985 Ser F (Ambac)...........   1.00    09/15/03       35,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*         VALUE

-----------------------------------------------------------------------------

 $34,575   Salt Lake County, Service
            Station Holdings British
            Petroleum Ser 1994B..........   0.98%   07/01/03   $   34,575,000
           VIRGINIA
  15,000   Chesapeake Hospital Authority,
            Chesapeake General Hospital
            Ser 2001 A...................   1.00    07/08/03       15,000,000
  29,000   Loudoun County Industrial
            Development Authority, Howard
            Hughes Medical Institute
            Ser 2003 B & F...............   0.90    07/08/03       29,000,000
           WASHINGTON
  15,000   Port of Seattle, 1997 Ser
            A (AMT)......................   1.15    07/08/03       15,000,000
  18,800   Washington, Ser VR - 96 A.....   0.93    07/08/03       18,800,000
           WISCONSIN
   9,500   Brokaw, Wausau Paper Mills Co
            Ser 1995 (AMT)...............   1.35    07/08/03        9,500,000
                                                               --------------
           Total Short-Term Variable Rate Municipal
            Obligations
            (COST $2,378,675,000)............................
                                                                2,378,675,000
                                                               --------------

                                                       YIELD TO
                                                       MATURITY
                                    COUPON  MATURITY  ON DATE OF
                                     RATE     DATE     PURCHASE
                                    ------  --------  ----------

         Tax-Exempt Commercial Paper (18.5%)
         ALABAMA
         Montgomery County
          Industrial Development
          Board,
 7,000    General Electric Co Ser
          1990....................  1.00%   08/11/03   1.00%           7,000,000
20,000    General Electric Co Ser
          1990....................   0.95   08/12/03    0.95          20,000,000
         COLORADO
 7,500   Regional Transportation
          District, Sub Lien Sales
          Tax Ser 2001 A..........   1.00   08/11/03    1.00           7,500,000
         DISTRICT OF COLUMBIA
20,000   District of Columbia, The
          American National Red
          Cross Ser 2000..........   0.90   09/09/03    0.90          20,000,000
         FLORIDA
15,000   Hillsborough County, Ser
          2002 A..................   0.95   08/26/03    0.95          15,000,000
         HAWAII
 6,500   Honolulu City & County,
          Ser 2001 Notes..........   1.05   08/06/03    1.05           6,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE        VALUE

----------------------------------------------------------------------------------

           INDIANA
 $25,160   Indiana State Office
            Building Commission,
            Hoosier Notes Ser A.....  0.95%   09/10/03   0.95%      $   25,160,000
           MARYLAND
           Maryland Health & Higher
            Educational Facilities
            Authority,
  19,000    The Johns Hopkins
            Hospital Ser C..........   1.05   07/10/03    1.05          19,000,000
  15,000    The Johns Hopkins
            Hospital Ser C..........   1.00   08/11/03    1.00          15,000,000
           MASSACHUSETTS
           Massachusetts,
  20,000    Ser E...................   0.85   07/24/03    0.85          20,000,000
  20,000    Ser E...................   0.85   07/28/03    0.85          20,000,000
  19,000   Massachusetts Port
            Authority,
            Ser 2003 A..............   0.95   07/21/03    0.95          19,000,000
           Massachusetts Water
            Resources Authority,
  11,000    Ser 1999................   1.05   07/22/03    1.05          11,000,000
   8,500    Ser 1999................   1.05   08/13/03    1.05           8,500,000
           MICHIGAN
  12,530   Michigan, Multi-Modal
            School Loan
            Ser 2003 A..............   1.06   10/06/03    1.06          12,530,000
           MINNESOTA
           Rochester, Mayo
            Foundation/Mayo Medical
            Center
  15,000    Ser 1992 C..............   1.05   08/20/03    1.05          15,000,000
  13,100    Ser 2000 C..............   1.03   07/22/03    1.03          13,100,000
  17,250    Ser 2000 C..............   1.05   08/13/03    1.05          17,250,000
  10,000    Ser 2001 D..............   1.00   07/29/03    1.00          10,000,000
           NEBRASKA
  10,000   Omaha Public Power
            District, Ser A.........   1.05   07/07/03    1.05          10,000,000
           NEVADA
  12,000   Clark County, Motor
            Vehicle Fuel Tax
            Ser A...................   1.05   07/14/03    1.05          12,000,000
           PENNSYLVANIA
           Montgomery County
            Industrial Development
            Authority,
  12,000    Exelon Generation Co
            Ser 2001 B..............   1.00   08/14/03    1.00          12,000,000
  16,400    PECO Energy 1994
            Ser A...................   1.05   07/15/03    1.05          16,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE        VALUE

----------------------------------------------------------------------------------

           SOUTH CAROLINA
           South Carolina Public
            Service Authority,
 $12,000    Santee Cooper Ser
            1998....................  1.05%   07/14/03   1.05%      $   12,000,000
  12,972    Santee Cooper Ser
            1998....................   0.95   07/29/03    0.95          12,972,000
           TEXAS
  15,000   Dallas Area Rapid
            Transit, Ser 2001.......   0.95   08/14/03    0.95          15,000,000
  15,000   Harris County, Notes
            Ser D...................   1.05   07/11/03    1.05          15,000,000
           Houston,
  10,000    Water & Sewer
            Ser 1994 A..............   1.10   07/08/03    1.10          10,000,000
  25,000    Water & Sewer
            Ser 1994 A..............   1.15   07/08/03    1.15          25,000,000
  15,000    Water & Sewer
            Ser 1994 A..............   1.10   07/09/03    1.10          15,000,000
  12,600   Irving, Water and Sewer
            Ser A...................   1.10   07/17/03    1.10          12,600,000
           North Central Texas
            Health Facilities
            Development Corporation,
  20,000    Methodist Hospitals of
            Dallas Ser 1998
            (Ambac).................   1.05   07/09/03    1.05          20,000,000
  11,000    Methodist Hospitals of
            Dallas Ser 1998
            (Ambac).................   0.95   08/13/03    0.95          11,000,000
   9,000    Methodist Hospitals of
            Dallas Ser 1998
            (Ambac).................   1.05   08/14/03    1.05           9,000,000
  24,300   San Antonio, Electric &
            Gas Ser 1995 A..........   1.05   07/23/03    1.05          24,300,000
  19,000   Texas Municipal Power
            Agency, Ser 1991........   1.05   08/07/03    1.05          19,000,000
  10,000   Texas Public Finance
            Authority, Ser 2003.....   1.03   07/18/03    1.03          10,000,000
  10,000   University of Texas
            System Board of Regents,
            Permanent University
            Fund Ser A..............   0.93   11/07/03    0.93          10,000,000
           WASHINGTON
  23,600   King County, Sewer Ser
            A.......................   1.00   08/06/03    1.00          23,600,000
                                                                    --------------
           Total Tax-Exempt Commercial Paper
            (COST $576,412,000)...................................     576,412,000
                                                                    --------------
           Short-Term Municipal Notes & Bonds (8.3%)
           CALIFORNIA
           California School Cash
            Reserve Program
            Authority,
  28,000    2002 Pool Ser A (Ambac),
            dtd 07/03/02............   3.00   07/03/03    1.67          28,002,007
  22,500    2003 Pool Ser A (Ambac),
            dtd 07/03/03 (WI).......   2.00   07/06/04    0.90          22,747,725
           ILLINOIS
  25,000   Illinois, Revenue
            Anticipation
            Certificates Ser 2002,
            dtd 05/22/03............   2.00   04/15/04    0.96          25,203,134

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE        VALUE

----------------------------------------------------------------------------------

           INDIANA
 $40,000   Indiana Bond Bank,
            Advance Funding
            Ser 2003 A,
            dtd 06/12/03............  1.25%   04/15/04   0.93%      $   40,100,212
           Indianapolis Local Public
            Improvement Bond Bank,
  10,000    Ser 2003 B, dtd
            01/14/03................   2.00   07/08/03    1.13          10,001,656
  15,000    Ser 2003 F, dtd
            06/26/03................   1.25   01/08/04    0.88          15,028,796
           KENTUCKY
  50,000   Kentucky Association of
            Counties Advance Revenue
            Program, Ser 2003 A
            COPs,
            dtd 07/01/03 (WI).......   2.00   06/30/04    0.90          50,543,500
           NEW YORK
  17,500   Erie County, Ser 2003 A
            RANs,
            dtd 06/24/03............   1.50   06/23/04    0.90          17,601,785
           TEXAS
  30,000   Texas, Ser 2002 TRANs,
            dtd 08/29/02............   2.75   08/29/03    1.39          30,065,029
           WISCONSIN
  19,000   Milwaukee, Ser 2002 B
            RANs, dtd 09/04/02......   2.75   08/28/03    1.43          19,039,401
                                                                    --------------
           Total Short-Term Municipal Notes & Bonds
            (COST $258,333,245)...................................     258,333,245
                                                                    --------------

           Total Investments
            (COST $3,213,420,245) (A) (B)....................   103.1%   3,213,420,245
           Liabilities in Excess of Other Assets.............    (3.1)     (97,761,382)
                                                               ------   --------------
           Net Assets........................................   100.0%  $3,115,658,863
                                                               ======   ==============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 COPS CERTIFICATES OF PARTICIPATION.
 RANS REVENUE ANTICIPATION NOTES.
 TRANS TAX AND REVENUE ANTICIPATION NOTES.
 WI   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
  +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2003.
  *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
 (A) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $109,391,499 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.
 (B)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MBIA INSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $3,213,420,245)..................................  $3,213,420,245
Cash..............................................      6,931,369
Interest receivable...............................      5,940,373
Prepaid expenses and other assets.................         75,663
                                                    -------------
    Total Assets..................................  3,226,367,650
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................    109,391,499
  Investment management fee.......................        946,690
  Distribution fee................................        268,265
Accrued expenses and other payables...............        102,333
                                                    -------------
    Total Liabilities.............................    110,708,787
                                                    -------------
    Net Assets....................................  $3,115,658,863
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $3,115,627,425
Accumulated undistributed net investment income...         41,528
Accumulated net realized loss.....................        (10,090)
                                                    -------------
    Net Assets....................................  $3,115,658,863
                                                    =============
Net Asset Value Per Share,
  3,115,668,159 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........  $        1.00
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $39,570,026
                                                    ----------
Expenses
Investment management fee.........................  11,034,476
Distribution fee..................................   3,059,388
Transfer agent fees and expenses..................     378,724
Custodian fees....................................     128,560
Registration fees.................................      94,710
Shareholder reports and notices...................      65,648
Professional fees.................................      47,215
Trustees' fees and expenses.......................      20,805
Other.............................................      59,020
                                                    ----------
    Total Expenses................................  14,888,546

Less: expense offset..............................    (128,147)
                                                    ----------

    Net Expenses..................................  14,760,399
                                                    ----------

Net Investment Income.............................  $24,809,627
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   24,809,627  $   43,103,831

Dividends to shareholders from net
 investment income......................     (24,808,438)    (43,102,764)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     169,007,069    (128,761,190)
                                          --------------  --------------

    Net Increase (Decrease).............     169,008,258    (128,760,123)

Net Assets:
Beginning of period.....................   2,946,650,605   3,075,410,728
                                          --------------  --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $41,528 AND
 $40,054, RESPECTIVELY).................  $3,115,658,863  $2,946,650,605
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $7,572,343,020 and $7,451,902,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,265. At June 30, 2003, the Fund had an accrued pension liability of $58,087 which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   9,532,821,650   9,459,188,018
Shares issued in reinvestment of
 dividends..............................      24,808,438      43,102,764
                                          --------------  --------------
                                           9,557,630,088   9,502,290,782
Shares redeemed.........................  (9,388,623,019) (9,631,051,972)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................     169,007,069    (128,761,190)
                                          ==============  ==============

6. Federal Income Tax Status
At June 30, 2003, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extent provided by regulations.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -------        -------        -------        -------        -------
Net income from
 investment operations...       0.008          0.014          0.033          0.031          0.027
Less dividends from net
 investment income.......      (0.008)        (0.014)        (0.033)        (0.031)        (0.027)
                              -------        -------        -------        -------        -------

Net asset value, end of
 period..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              =======        =======        =======        =======        =======

Total Return.............        0.81%          1.38%          3.34%          3.15%          2.73%

Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................        0.48%          0.48%(1)       0.48%          0.50%          0.52%
Net investment income....        0.80%          1.38%          3.28%          3.11%          2.68%
Supplemental Data:
Net assets, end of
 period, in millions.....      $3,116         $2,947         $3,075         $2,660         $2,290

---------------------

 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                   RATE+     DATE*       VALUE

---------------------------------------------------------------------------

           California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations (81.0%)
           ABAG Finance Authority for
            Nonprofit Corporations,
 $ 4,000    Computer History Museum Ser
            2002.........................   0.90%   07/08/03   $  4,000,000
   8,400    Episcopal Homes Foundation
            Ser 2000 COPs................   1.05    07/08/03      8,400,000
   7,000    Lease Purchase 2003 Ser A....   1.05    07/08/03      7,000,000
  12,800   Antelope Valley Union High
            School District, School
            Facility Bridge Funding 2002
            Ser C (FSA)..................   0.85    07/08/03     12,800,000
  17,800   Bay Area Toll Authority, San
            Francisco Bay Area Toll
            Bridge Ser B (Ambac).........   0.85    07/08/03     17,800,000
  20,000   Big Bear Lake, Southwest Gas
            Corp 1993 Ser A (AMT)........   0.95    07/08/03     20,000,000
  11,970   California Alternative Energy
            Source Finance Authority,
            General Electric Capital
            Corp-Arroyo Energy 1993 Ser B
            (AMT)........................   1.00    07/08/03     11,970,000
           California Educational
            Facilities Authority,
   5,000    California Institute of
            Technology Ser 1994..........   0.90    07/08/03      5,000,000
  15,165    Stanford University Ser
            L-5..........................   0.85    07/08/03     15,165,000
           California Housing Finance
            Agency,
  12,030    Home Mortgage 2001 Ser J
            (AMT) (FSA)..................   0.95    07/01/03     12,030,000
   3,400    Home Mortgage 2001 Ser U
            (AMT) (MBIA).................   0.95    07/01/03      3,400,000
   8,300    Home Mortgage 2002 Ser J
            (AMT) (MBIA).................   0.95    07/01/03      8,300,000
  12,000    Home Mortgage 2002 Ser M
            (AMT)........................   0.95    07/01/03     12,000,000
  15,000    Home Mortgage 2003 Ser F
            (AMT) (FSA)..................   0.95    07/08/03     15,000,000
           California Pollution Control
            Financing Authority,
  10,485    Chevron USA Inc Ser 1984B....   1.10    06/15/04     10,486,763
   2,300    Shell Oil Co Ser 1991 A......   0.85    07/01/03      2,300,000
   5,000    Solid Waste Disposal Waste
            Management Inc Ser 2002 A
            (AMT)........................   0.96    07/08/03      5,000,000
           California Statewide
            Communities Development
            Authority,
   1,515    Chevron USA Inc Ser 2002.....   0.92    07/01/03      1,515,000
  10,000    Children's Hospital of Los
            Angeles Ser 2002 A (Ambac)...   0.85    07/08/03     10,000,000
  32,570   California Transit Finance
            Authority, Ser 1997 (FSA)....   1.00    07/08/03     32,570,000
  14,655   Chino Basin Financing
            Authority, Inland Empire
            Utilities Agency Ser 2002 A
            (Ambac)......................   0.85    07/08/03     14,655,000
  23,600   Contra Costa County,
            Multifamily The Park Regency
            Ser 1992 A (AMT).............   0.97    07/08/03     23,600,000
   6,900   Eastern Municipal Water
            District, Water & Sewer Ser
            1993 B COPs (FGIC)...........   0.85    07/08/03      6,900,000
  17,500   Elsinore Valley Municipal
            Water District, Ser 2000 A
            COPs (FGIC)..................   0.95    07/08/03     17,500,000
  10,500   Fremont, Creekside Village
            Multifamily Ser 1985 D.......   0.85    07/08/03     10,500,000
  14,600   Fresno, Sewer System Sub Lien
            Ser 2000 A (FGIC)............   0.95    07/08/03     14,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*        VALUE

---------------------------------------------------------------------------

 $ 8,000   Golden Empire Schools
            Financing Authority, Kern
            High School District Ser
            2001.........................   1.00%   07/08/03   $  8,000,000
   7,274   Irvine Assessment District, No
            00-18, Improvement Bond Act
            1915.........................   0.85    07/01/03      7,274,000
   8,700   Lancaster, Antelope Pines
            Apartment Ser 2001 A.........   0.87    07/08/03      8,700,000
           Los Angeles, Multifamily
  30,000    1985 Ser K...................   0.88    07/08/03     30,000,000
   3,150    1994 Ser A (AMT).............   1.00    07/01/03      3,150,000
  22,100   Los Angeles Community
            Redevelopment Agency, Grand
            Promenade Ser 2002...........   0.88    07/08/03     22,100,000
  10,000   Los Angeles Convention and
            Exhibition Center Authority,
            Ser 2003 F (Ambac)...........   0.97    06/16/04     10,000,000
           Los Angeles Department of
            Water & Power,
  12,000    Power System 2001 Ser B
            Subser B-1...................   0.85    07/08/03     12,000,000
  15,000    Water System 2001 Ser B
            Subser B-1...................   1.05    07/08/03     15,000,000
   4,000    Water System 2001 Ser B
            Subser B-2...................   0.85    07/01/03      4,000,000
           Metropolitan Water District of
            Southern California,
   8,000    Water 1999 Ser C.............   0.90    07/08/03      8,000,000
  10,000    Water 2000 Ser B-4...........   0.85    07/08/03     10,000,000
   9,395    Waterworks 1996 Ser A
            (Ambac)......................   0.80    07/08/03      9,395,000
  16,100   Monterey Peninsula Water
            Management District,
            Wastewater Ser 1992 COPs.....   1.05    07/08/03     16,100,000
   9,200   Newport Beach, Hoag Memorial
            Hospital Presbyterian
            Ser 1996 B & C...............   1.00    07/01/03      9,200,000
  27,700   Oakland-Alameda County
            Coliseum Authority, Oakland
            Coliseum 2000 Refg Ser C-1...   1.00    07/08/03     27,700,000
   3,000   Orange County Housing
            Authority, Oasis Martinique
            Refg 1998 Issue I............   0.92    07/08/03      3,000,000
   5,140   Orange County Sanitation
            District, Ser 2000 A & Ser
            2000 B COPs..................   0.85    07/01/03      5,140,000
   5,000   Pasadena, City Hall & Park
            Improvement Ser 2003 COPs
            (Ambac)......................   0.95    07/08/03      5,000,000
   4,500   Pomona Redevelopment Agency,
            Park & Plaza Apartments
            Ser 1998 A...................   0.87    07/08/03      4,500,000
  13,000   Rancho Mirage Joint Powers
            Financing Authority,
            Eisenhower Medical Center Ser
            1997 B COPs (MBIA)...........   0.97    07/08/03     13,000,000
   6,950   Redlands, Orange Village
            Apartments 1988 Ser A
            (AMT)........................   1.05    07/08/03      6,950,000
   6,940   Sacramento County,
            Administration Center &
            Courthouse Ser 1990 COPs.....   1.00    07/08/03      6,940,000
  15,000   San Bernardino County, Medical
            Center Financing Ser 1998
            COPs (MBIA)..................   1.05    07/08/03     15,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    DEMAND
THOUSANDS                                  RATE+     DATE*        VALUE

---------------------------------------------------------------------------

 $11,275   San Francisco City & County,
            Folsom-Dore Apartments Ser
            2002 A (AMT).................   1.10%   07/08/03   $ 11,275,000
   7,500   San Francisco City & County
            Redevelopment Agency, Bayside
            Village Multifamily Ser 1985
            A............................   1.02    07/08/03      7,500,000
  13,400   San Jose Redevelopment Agency,
            Merged Area 1996 Ser B.......   0.90    07/08/03     13,400,000
   5,300   San Jose-Santa Clara Clean
            Water Financing Authority,
            Sewer Ser 1995 B (FGIC)......   0.85    07/08/03      5,300,000
  12,500   Southern California Public
            Power Authority, Transmission
            Refg Ser 2001 A (FSA)........   0.95    07/08/03     12,500,000
   5,120   Turlock Irrigation District,
            Ser 1988 A...................   1.00    07/08/03      5,120,000
                                                               ------------
           Total California Tax-Exempt Short-Term Variable
            Rate Municipal Obligations
            (COST $617,735,763)..............................
                                                                617,735,763
                                                               ------------

                                                       YIELD TO
                                                       MATURITY
                                    COUPON  MATURITY  ON DATE OF
                                     RATE     DATE     PURCHASE
                                    ------  --------  ----------

         California Tax-Exempt Commercial Paper (15.8%)
10,000   California
          Infrastructure &
          Economic Development
          Bank, Salvation Army
          Western Territory Ser
          2001....................  1.08%   01/28/04    1.08%        10,000,000
         East Bay Municipal
          Utility District,
11,000    Water System Ser 1997...   1.05   07/23/03     1.05        11,000,000
10,000    Water System Ser 1997...   1.00   08/13/03     1.00        10,000,000
10,000   Los Angeles County
          Metropolitan
          Transportation
          Authority, 2nd Sub Sales
          Tax Ser A...............   1.05   08/20/03     1.05        10,000,000
15,000   San Diego County Regional
          Transportation
          Commission, Sub Sales
          Tax Ser A...............   1.05   08/12/03     1.05        15,000,000
         San Diego County Water
          Authority,
16,000    Ser 1...................   1.00   08/14/03     1.00        16,000,000
10,000    Ser 1...................   0.98   09/24/03     0.98        10,000,000
 6,400   San Gabriel Valley
          Council of Governments,
          Alameda Corridor-East
          GANs....................   0.95   08/13/03     0.95         6,400,000
         University of California
          Regents,
11,700    Ser A...................   0.95   07/29/03     0.95        11,700,000
10,000    Ser A...................   0.95   08/07/03     0.95        10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                        YIELD TO
PRINCIPAL                                               MATURITY
AMOUNT IN                             COUPON  MATURITY  ON DATE OF
THOUSANDS                             RATE     DATE     PURCHASE       VALUE

---------------------------------------------------------------------------------

           Puerto Rico
 $ 9,923   Puerto Rico Government
            Development Bank,
            Ser 1986................  1.00%   07/10/03    1.00%     $   9,923,000
                                                                    -------------
           Total California Tax-Exempt Commercial Paper
            (COST $120,023,000)...................................    120,023,000
                                                                    -------------
           California Tax-Exempt Short-Term Municipal Notes (15.6%)
           California School Cash
            Reserve Program
            Authority,
  35,000    2002 Pool Ser A (Ambac),
            dtd 07/03/02............   3.00   07/03/03     1.67        35,002,508
  30,000    2003 Pool Set A (Ambac),
            dtd 07/03/03 (WI).......   2.00   07/06/04     0.90        30,330,300
  14,795   California Statewide
            Communities Development
            Authority, 2003 Ser A-1
            TRANs (FSA),
            dtd 07/01/03 (WI).......   2.00   06/30/04     0.88        14,958,781
   8,540   Los Angeles County,
            2003-2004 Ser A TRANs,
            dtd 07/01/03 (WI).......   2.00   06/30/04     0.85         8,637,100
           Santa Cruz,
  15,000    2002-2003 TRANs, dtd
            07/02/02................   3.00   07/01/03     1.65        15,000,000
  15,000    2003-2004 TRANs, dtd
            07/02/03 (WI)...........   2.00   07/01/04     0.91        15,161,550
                                                                    -------------
           Total California Tax-Exempt Short-Term Municipal Notes
            (COST $119,090,239)...................................    119,090,239
                                                                    -------------

           Total Investments
            (COST $856,849,002) (A) (B)......................   112.4%   856,849,002

           Liabilities in Excess of Other Assets.............   (12.4)   (94,401,293)
                                                               ------   ------------
           Net Assets........................................   100.0%  $762,447,709
                                                               ======   ============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 COPS CERTIFICATES OF PARTICIPATION.
 GANS GRANT ANTICIPATION NOTES.
 TRANS TAX AND REVENUE ANTICIPATION NOTES.
 WI   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
  +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2003.
  *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
 (A) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $97,587,731 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.
 (B)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.
 BOND
 INSURANCE:
 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MBIA INSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $856,849,002)....................................  $856,849,002
Cash..............................................    1,212,854
Interest receivable...............................    2,412,236
Prepaid expenses..................................       22,354
                                                    -----------
    Total Assets..................................  860,496,446
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................   97,587,731
  Investment management fee.......................      307,129
  Distribution fee................................       64,918
Accrued expenses and other payables...............       88,959
                                                    -----------
    Total Liabilities.............................   98,048,737
                                                    -----------
    Net Assets....................................  $762,447,709
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $762,443,144
Accumulated undistributed net investment income...        4,565
                                                    -----------
    Net Assets....................................  $762,447,709
                                                    ===========
Net Asset Value Per Share,
  762,423,818 shares outstanding (UNLIMITED SHARES
   AUTHORIZED OF $.01 PAR VALUE)..................  $      1.00
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $9,700,871
                                                    ---------
Expenses
Investment management fee.........................  3,723,198
Distribution fee..................................    782,245
Transfer agent fees and expenses..................     94,566
Professional fees.................................     47,660
Shareholder reports and notices...................     42,086
Custodian fees....................................     36,079
Trustees' fees and expenses.......................     19,995
Registration fees.................................     12,645
Other.............................................     19,101
                                                    ---------

    Total Expenses................................  4,777,575

Less: expense offset..............................    (35,922)
                                                    ---------

    Net Expenses..................................  4,741,653
                                                    ---------

Net Investment Income.............................  $4,959,218
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          JUNE 30, 2003  JUNE 30, 2002
                                          -------------  -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $  4,959,218   $  9,180,749

Dividends to shareholders from net
 investment income......................    (4,959,654)    (9,180,575)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      (207,445)     3,566,660
                                          ------------   ------------

    Net Increase (Decrease).............      (207,881)     3,566,834

Net Assets:
Beginning of period.....................   762,655,590    759,088,756
                                          ------------   ------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $4,565 AND
 $603, RESPECTIVELY)....................  $762,447,709   $762,655,590
                                          ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $1,971,004,731 and $1,950,530,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,486. At June 30, 2003, the Fund had an accrued pension liability of $51,102 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   2,216,990,398   2,296,072,907
Shares issued in reinvestment of
 dividends..............................       4,959,654       9,180,575
                                          --------------  --------------
                                           2,221,950,052   2,305,253,482
Shares redeemed.........................  (2,222,157,497) (2,301,686,822)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................        (207,445)      3,566,660
                                          ==============  ==============

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              -------        -------        -------        -------        -------
Net income from
 investment operations...       0.006          0.011          0.026          0.026          0.023
Less dividends from net
 investment income.......      (0.006)        (0.011)        (0.026)        (0.026)        (0.023)
                              -------        -------        -------        -------        -------

Net asset value, end of
 period..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                              =======        =======        =======        =======        =======

Total Return.............        0.63%          1.15%          2.68%          2.60%          2.31%

Ratios to Average Net
 Assets:
Expenses (before expense
 offset).................        0.60%          0.60%          0.59%          0.61%          0.63%(1)
Net investment income....        0.63%          1.14%          2.64%          2.55%          2.28%
Supplemental Data:
Net assets, end of
 period, in thousands....    $762,448       $762,656       $759,089       $697,703       $625,753

---------------------

 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets Government Securities Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           U.S. Government Agencies (92.7%)
$680,000   Federal Home Loan Banks
            07/02/03 - 09/03/03...............   0.91 - 1.18%   $  679,439,459
 290,000   Federal National Mortgage Assoc.
            07/09/03 - 08/27/03...............   0.96 - 1.20       289,700,044
 120,000   Freddie Mac
            07/17/03 - 08/07/03...............   1.14 - 1.21       119,904,150
  50,000   Student Loan Marketing Assoc.
            08/12/03..........................       0.96           49,944,000
                                                                --------------
           Total U.S. Government Agencies
            (COST $1,138,987,653).............................   1,138,987,653
                                                                --------------
           U.S. Government Obligation (0.8%)
  10,000   U.S. Treasury Bill
            07/03/03
            (COST $9,999,467).................       0.96            9,999,467
                                                                --------------
           Repurchase Agreement (6.6%)
  80,330   Goldman, Sachs & Co.
            due 07/01/03 (dated 06/30/03;
            proceeds $80,332,678) (a)
            (COST $80,330,000)................       1.20           80,330,000
                                                                --------------

           Total Investments
            (COST $1,229,317,120) (B).........      100.1%      1,229,317,120

           Liabilities in Excess of Other
            Assets............................       (0.1)           (623,362)
                                                    -----      --------------

           Net Assets.........................      100.0%     $1,228,693,758
                                                    =====      ==============

---------------------

 (A) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 6.00% - 6.63% DUE 08/01/09 - 03/01/33 VALUED AT $81,936,600.
 (B)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $1,229,317,120)..................................  $1,229,317,120
Cash..............................................          2,237
Interest receivable...............................          2,678
Prepaid expenses and other assets.................         46,503
                                                    -------------
    Total Assets..................................  1,229,368,538
                                                    -------------
Liabilities:
Payable for:
  Investment management fee.......................        451,449
  Distribution fee................................        104,719
Accrued expenses and other payables...............        118,612
                                                    -------------
    Total Liabilities.............................        674,780
                                                    -------------
    Net Assets....................................  $1,228,693,758
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,228,648,915
Accumulated undistributed net investment income...         44,843
                                                    -------------
    Net Assets....................................  $1,228,693,758
                                                    =============
Net Asset Value Per Share,
  1,228,693,220 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........  $        1.00
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $21,644,780
                                                    ----------
Expenses
Investment management fee.........................   6,025,221
Distribution fee..................................   1,435,837
Transfer agent fees and expenses..................     137,171
Registration fees.................................      78,942
Professional fees.................................      45,505
Custodian fees....................................      38,848
Shareholder reports and notices...................      37,441
Trustees' fees and expenses.......................      20,762
Other.............................................      23,598
                                                    ----------
    Total Expenses................................   7,843,325
                                                    ----------

    Net Investment Income.........................  13,801,455

    Net Realized Gain.............................       1,458
                                                    ----------

Net Increase......................................  $13,802,913
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   13,801,455  $   31,931,759
Net realized gain.......................           1,458         400,942
                                          --------------  --------------

    Net Increase........................      13,802,913      32,332,701
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net Investment income...................     (13,801,110)    (31,931,695)
Net realized gain.......................          (1,458)       (400,942)
                                          --------------  --------------

    Total Dividends and Distributions...     (13,802,568)    (32,332,637)
                                          --------------  --------------

Net decrease from transactions in shares
 of beneficial interest.................    (198,302,159)   (176,378,521)
                                          --------------  --------------

    Net Decrease........................    (198,301,814)   (176,378,457)

Net Assets:
Beginning of period.....................   1,426,995,572   1,603,374,029
                                          --------------  --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $44,843 AND
 $193, RESPECTIVELY)....................  $1,228,693,758  $1,426,995,572
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding
$2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $49,960,272,643 and $50,177,472,388, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,265. At June 30, 2003, the Fund had an accrued pension liability of $58,098 which is included in accrued expenses in the Statement of Assets and Liabilities.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   6,396,600,275   5,669,833,665
Shares issued in reinvestment of
 dividends and distributions............      13,784,355      32,300,420
                                          --------------  --------------
                                           6,410,384,630   5,702,134,085
Shares redeemed.........................  (6,608,686,789) (5,878,512,606)
                                          --------------  --------------
Net decrease in shares outstanding......    (198,302,159)   (176,378,521)
                                          ==============  ==============

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Selected Per Share Data:
Net asset value,
 beginning of period.....      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               -------        -------        -------        -------        -------
Net income from
 investment operations...        0.009          0.020          0.053          0.050          0.045
Less dividends from net
 investment income.......       (0.009)+       (0.020)+       (0.053)        (0.050)        (0.045)
                               -------        -------        -------        -------        -------

Net asset value, end of
 period..................      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               =======        =======        =======        =======        =======

Total Return.............         0.95%          2.01%          5.48%          5.17%          4.64%

Ratios to Average Net
 Assets:
Expenses.................         0.55%          0.53%          0.56%          0.59%          0.61%
Net investment income....         0.96%          1.96%          5.24%          5.03%          4.50%
Supplemental Data:
Net assets, end of
 period, in thousands....   $1,228,694     $1,426,996     $1,603,374       $932,466       $995,448

---------------------

  +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2003, 55.32% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Funds attempt to eliminate duplicate mailings to the same address. The Funds deliver a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials, to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

XIII.  MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------


I.  POLICY STATEMENT



    INTRODUCTION -- Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").



    Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.



    PROXY RESEARCH SERVICES -- To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.



    VOTING PROXIES FOR CERTAIN NON-US COMPANIES -- While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and

(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.



II.  GENERAL PROXY VOTING GUIDELINES



    To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.



III.  GUIDELINES



A.  MANAGEMENT PROPOSALS



   1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.



      -  Selection or ratification of auditors.



      -  Approval of financial statements, director and auditor reports.



      -  Election of Directors.



      - Limiting Directors' liability and broadening indemnification of Directors.



      - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.



      - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.



      - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.



      -  General updating/corrective amendments to the charter.



      -  Elimination of cumulative voting.



      -  Elimination of preemptive rights.



      - Provisions for confidential voting and independent tabulation of voting results.



      - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."



   2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

        CAPITALIZATION CHANGES



      - Capitalization changes that eliminate other classes of stock and voting rights.



      - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
         (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.



      - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.



      -  Proposals for share repurchase plans.



      - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.



      -  Proposals to effect stock splits.



      - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.



        COMPENSATION



      - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.



      - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.



      - Establishment of Employee Stock Option Plans and other employee ownership plans.



        ANTI-TAKEOVER MATTERS



      - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.



      - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.



   3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.



      - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.



      - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.



      -  Creation of "blank check" preferred stock.



      -  Changes in capitalization by 100% or more.

      - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.



      - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.



      -  Proposals to indemnify auditors.



   4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.



        CORPORATE TRANSACTIONS



      - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.



      - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.



      - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.



      - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:



         (i)   Whether the stock option plan is incentive based;



         (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;



         (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.



        ANTI-TAKEOVER PROVISIONS



      -  Proposals requiring shareholder ratification of poison pills.



      - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.



B.  SHAREHOLDER PROPOSALS



   1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:



      -  Requiring auditors to attend the annual meeting of shareholders.



      - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.



      - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.



      -  Confidential voting.



      -  Reduction or elimination of supermajority vote requirements.

   2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.



      -  Proposals that limit tenure of directors.



      -  Proposals to limit golden parachutes.



      - Proposals requiring directors to own large amounts of stock to be eligible for election.



      -  Restoring cumulative voting in the election of directors.



      - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.



      - Proposals that limit retirement benefits or executive compensation.



      -  Requiring shareholder approval for bylaw or charter amendments.



      - Requiring shareholder approval for shareholder rights plan or poison pill.



      -  Requiring shareholder approval of golden parachutes.



      -  Elimination of certain anti-takeover related provisions.



      -  Prohibit payment of greenmail.



   3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.



      - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.



      - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.



      - Proposals that require inappropriate endorsements or corporate actions.



IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES



A.  PROXY REVIEW COMMITTEE



   1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.



       (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.



       (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

       (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).



       (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.



       (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.



       (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.



       (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                          ACTIVE ASSETS TAX-FREE TRUST
                            PART C OTHER INFORMATION

ITEM 23. EXHIBITS

 a(1). Declaration of Trust of the Registrant, dated March 27, incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the
         Registration Statement on Form N-1A, filed on August 29, 1995.

 a(2). Amendment dated May 21, 1994 to the Declaration of Trust is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

 a(3). Amendment dated December 17, 1984 to the Declaration of Trust is incorporated by reference to Exhibit 1(c) of Post-Effective Amendment
         No. 17 to the Registration Statement on
         Form N-1A, filed on August 29, 1995.

 b. Amended and Restated By-Laws of the Registrant, dated April 24, 2003, filed herein.

 c.      Not Applicable.

 d. Amended and Restated Investment Management Agreement, dated May 1, 2001, is incorporated by reference to Exhibit 4 of Post-Effective Amendment
         No. 24 to the Registration Statement on Form N-1A, filed on August 27,
         2001.

 e(1). Amended and Restated Distribution Agreement dated May 31, 1997 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No.
         19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

 e(2).   Selected Dealer Agreement, dated January 4, 1993, between Morgan Stanley
         Distributors Inc. and Morgan Stanley DW Inc. is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A, filed on June 16, 1999.

 f. Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated by reference to Exhibit 6 of Post-Effective
         Amendment No. 21 to the Registration Statement on Form N-1A, filed on
         June 16, 1999.

 g(1). Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No.
         17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

 g(2). Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on August 22, 1996.

 g(3). Amendment to the Custody Agreement dated June 15, 2001, is incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 27, 2001.

 g(4). Foreign Custody Manager Agreement dated June 15, 2001, is incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 27, 2001.

 h(1).   Amended and Restated Transfer Agency and Service Agreement between the
         Registrant and Morgan Stanley Trust, dated September 1, 2000, is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment
         No. 24 to the Registration Statement on Form N-1A, filed on August 27,
         2001.

 h(2).   Amended and Restated Services Agreement, is incorporated by reference to
         Exhibit 8(b) of Post-Effective Amendment No. 24 to the Registration
         Statement on Form N-1A, filed on August 27, 2001.

 i. Opinion of Dennis H. Greenwald, Esq. dated June 2, 1981, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

 j.      Consent of Independent Auditors, filed herein.

 k.      Not Applicable.

 l. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Exhibit 15 of Post-Effective Amendment No.
         19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

 m(1). Code of Ethics of Morgan Stanley Investment Management, is incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 25 to the Registration Statement on Form N1-A, filed on August 28, 2002.

 m(2). Code of Ethics of the Morgan Stanley Funds, is incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 25 to the Registration
         Statement on Form N1-A, filed on August 28, 2002.

 Other   Powers of Attorney of Trustees are incorporated by reference to Exhibit
         (Other) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on August 22, 1994, Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998 and
         Post-Effective Amendment No. 23 to the Registration Statement on Form
         N-1A, filed on August 29, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

    None

ITEM 25. INDEMNIFICATION.

    Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

    Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the

Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co. Incorporated.

THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA 19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

      NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS    INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------  ---------------------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer  Investment Management; Chairman, Chief Executive Officer and
and Director                        Director of Morgan Stanley Distributors; Chairman and Director
                                    of Morgan Stanley Trust; President, Chief Executive Officer and
                                    Director of Morgan Stanley Services; President of the Morgan
                                    Stanley Retail Funds, TCW/DW Term Trust 2003 and the
                                    Institutional Funds; Director of Morgan Stanley Investment
                                    Management Inc.; Member of the Executive Committee of Morgan
                                    Stanley Investments LP; Director of various Morgan Stanley subsidiaries; Trustee, President and Chief Executive Officer of
                                    the Van Kampen Open-End Funds; President and Chief Executive
                                    Officer of theVan Kampen Closed-End Funds.

Barry Fink                          Managing Director and General Counsel of Morgan Stanley
Managing Director and               Investment Management; Managing Director and Director of Morgan
Director                            Stanley Services; Vice President and Secretary of Morgan
                                    Stanley Distributors; Vice President and General Counsel of the
                                    Morgan Stanley Funds.

A. Thomas Smith III                 Vice President and Assistant Secretary of the Morgan Stanley
Managing Director and               Funds.
General Counsel

Joseph J. McAlinden                 Chief Investment Officer and Managing Director of Morgan
Managing Director and               Stanley Investment Management Inc.; Chief Investment Officer
Chief Investment Officer            and Managing Director of Morgan Stanley Investments LP;
                                    Director of Morgan Stanley Trust.

Thomas L. Bennett                   Managing Director and Director of Morgan Stanley Investment
Managing Director                   Management Inc.; Director of the Universal Institutional Funds;
                                    Managing Director and Executive Committee member of Morgan
                                    Stanley Investments LP; Chairman of Morgan Stanley
                                    Institutional Fund Trust; Director of Morgan Stanley
                                    Distribution, Inc.

Ronald E. Robison                   Managing Director, Chief Administrative Officer and Director of
Managing Director,                  Morgan Stanley Services; Chief Executive Officer and Director
Chief Administrative Officer and    of Morgan Stanley Trust; Executive Vice President and Principal
Director                            Executive Officer of the Morgan Stanley Funds.

Dominic P. Caldecott                Managing Director of Morgan Stanley Investment Management Inc.,
Managing Director                   Morgan Stanley Investments LP and Morgan Stanley Dean Witter
                                    Investment Management Ltd.; Vice President and Investment
                                    Manager of Morgan Stanley & Co. International.

Rajesh K. Gupta                     Managing Director and Chief Administrative Officer-Investments
Managing Director and               of Morgan Stanley Investment Management Inc. and Morgan Stanley
Chief Administrative Officer-       Investments LP.
Investments

John B. Kemp, III                   President of Morgan Stanley Distributors.
Executive Director

Francis J. Smith                    Executive Director of Morgan Stanley Services; Vice President
Executive Director                  and Chief Financial Officer of the Morgan Stanley Funds.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

 (1)   Active Assets California Tax-Free Trust

 (2)   Active Assets Government Securities Trust

 (3)   Active Assets Institutional Government Securities Trust

 (4)   Active Assets Institutional Money Trust

 (5)   Active Assets Money Trust

 (6)   Active Assets Tax-Free Trust

 (7)   Morgan Stanley 21st Century Trend Fund

 (8)   Morgan Stanley Aggressive Equity Fund

 (9)   Morgan Stanley All Star Growth Fund

 (10)  Morgan Stanley Allocator Fund

 (11)  Morgan Stanley American Opportunities Fund

 (12)  Morgan Stanley Balanced Growth Fund

 (13)  Morgan Stanley Balanced Income Fund

 (14)  Morgan Stanley Biotechnology Fund

 (15)  Morgan Stanley California Tax-Free Daily Income Trust

 (16)  Morgan Stanley California Tax-Free Income Fund

 (17)  Morgan Stanley Capital Opportunities Trust

 (18)  Morgan Stanley Convertible Securities Trust

 (19)  Morgan Stanley Developing Growth Securities Trust

 (20)  Morgan Stanley Dividend Growth Securities Inc.

 (21)  Morgan Stanley Equity Fund

 (22)  Morgan Stanley European Growth Fund Inc.

 (23)  Morgan Stanley Federal Securities Trust

 (24)  Morgan Stanley Financial Services Trust

 (25)  Morgan Stanley Flexible Income Trust

 (26)  Morgan Stanley Fund of Funds

 (27)  Morgan Stanley Fundamental Value Fund

 (28)  Morgan Stanley Global Advantage Fund

 (29)  Morgan Stanley Global Dividend Growth Securities

 (30)  Morgan Stanley Global Utilities Fund

 (31)  Morgan Stanley Growth Fund

 (32)  Morgan Stanley Hawaii Municipal Trust

 (33)  Morgan Stanley Health Sciences Trust

 (34)  Morgan Stanley High Yield Securities Inc.

 (35)  Morgan Stanley Income Builder Fund

 (36)  Morgan Stanley Information Fund

 (37)  Morgan Stanley International Fund

 (38)  Morgan Stanley International SmallCap Fund

 (39)  Morgan Stanley International Value Equity Fund

 (40)  Morgan Stanley Japan Fund

 (41)  Morgan Stanley KLD Social Index Fund

 (42)  Morgan Stanley Latin American Growth Fund

 (43)  Morgan Stanley Limited Duration Fund

 (44)  Morgan Stanley Limited Duration U.S. Treasury Trust

 (45)  Morgan Stanley Limited Term Municipal Trust

 (46)  Morgan Stanley Liquid Asset Fund Inc.

 (47)  Morgan Stanley Market Leader Trust

 (48)  Morgan Stanley Mid-Cap Value Fund

 (49)  Morgan Stanley Multi-State Municipal Series Trust

 (50)  Morgan Stanley Nasdaq-100 Index Fund

 (51)  Morgan Stanley Natural Resource Development Securities Inc.

 (52)  Morgan Stanley New Discoveries Fund

 (53)  Morgan Stanley New York Municipal Money Market Trust

 (54)  Morgan Stanley New York Tax-Free Income Fund

 (55)  Morgan Stanley Next Generation Trust

 (56)  Morgan Stanley Pacific Growth Fund Inc.

 (57)  Morgan Stanley Prime Income Trust

 (58)  Morgan Stanley Quality Income Trust

 (59)  Morgan Stanley Real Estate Fund

 (60)  Morgan Stanley S&P 500 Index Fund

 (61)  Morgan Stanley Small-Mid Special Value Fund

 (62)  Morgan Stanley Special Growth Fund

 (63)  Morgan Stanley Special Value Fund

 (64)  Morgan Stanley Strategist Fund

 (65)  Morgan Stanley Tax-Exempt Securities Trust

 (66)  Morgan Stanley Tax-Free Daily Income Trust

 (67)  Morgan Stanley Tax-Managed Growth Fund

 (68)  Morgan Stanley Technology Fund

 (69)  Morgan Stanley Total Market Index Fund

 (70)  Morgan Stanley Total Return Trust

 (71)  Morgan Stanley U.S. Government Money Market Trust

 (72)  Morgan Stanley U.S. Government Securities Trust

 (73)  Morgan Stanley Utilities Fund

 (74)  Morgan Stanley Value-Added Market Series

 (75)  Morgan Stanley Value Fund

 (76)  Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

                                        POSITIONS AND OFFICE WITH
 NAME                                  MORGAN STANLEY DISTRIBUTORS
 ----                    -------------------------------------------------------

 James F. Higgins                               Director

 Philip J. Purcell                              Director

 John Schaeffer                                 Director

 Charles Vadala              Senior Vice President and Financial Principal.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29. MANAGEMENT SERVICES

    Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

    Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of August, 2003.

                                ACTIVE ASSETS TAX-FREE TRUST

                                 By:            /s/ BARRY FINK
                                      --------------------------------
                                                Barry Fink
                                                VICE PRESIDENT AND
                                                SECRETARY

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.

                               SIGNATURES                                          TITLE                   DATE
                               ----------                                          -----                   ----
 (1)  Principal Executive Officer                                   Chief Vice President and
                                                                    Principal Executive Officer

 By:  /s/ RONALD E. ROBISON
      -------------------------------------------                                                        08/29/03
      Ronald E. Robison

 (2)  Principal Financial Officer                                   Chief Financial
                                                                    Officer

 By:  /s/ FRANCIS SMITH
      -------------------------------------------                                                        08/29/03
      Francis Smith

 (3)  Majority of the Trustees

      Charles A. Fiumefreddo (Chairman)
      Philip J. Purcell
      James F. Higgins

 By:  /s/ BARRY FINK
      -------------------------------------------
      Barry Fink                                                                                         08/29/03
      Attorney-in-Fact

      Michael Bozic              Manuel H. Johnson
      Edwin J. Garn              Michael E. Nugent
      Wayne E. Hedien

 By:  /s/ STUART M. STRAUSS
      -------------------------------------------
      Stuart M. Strauss                                                                                  08/29/03
      Attorney-in-Fact

                          ACTIVE ASSETS TAX-FREE TRUST

                                 EXHIBIT INDEX

 b.      --   Amended and Restated By-Laws of the Registrant, dated April 24, 2003
 j.      --   Consent of Independent Auditors